UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

21Shares 2x Long Dogecoin ETF
TXXD (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 21Shares 2x Long Dogecoin ETF for the period of November 19, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxd. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long Dogecoin ETF	$17	1.89%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the 21Shares 2x Long  Dogecoin ETF (TXXD), which commenced operations on November 20, 2025, is a leveraged fund designed for sophisticated investors to achieve twice the daily performance of  Dogecoin (DOGE). The fund’s investment strategy is to use financial derivatives like swaps and futures to gain this amplified exposure, rather than holding DOGE directly. Consequently, the fund’s performance was primarily driven by the significant daily price volatility of Dogecoin. As a leveraged product with a daily reset, its structure is intended for short-term, tactical trading and not for long-term investment, as the effects of compounding could cause its performance to deviate from a simple 2x return over time. The adviser’s role was to manage the fund’s derivative positions to meet its daily objective, making its performance a direct and magnified reflection of the daily sentiment and price movements within the Dogecoin market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/19/2025)
21Shares 2x Long Dogecoin ETF NAV	-48.46
S&P 500 TR	3.21
Visit https://www.21shares.com/en-us/products-us/txxd for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
21Shares 2x Long Dogecoin ETF	PAGE 1	TSR-AR-53656G175

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,159,753
Number of Holdings	2
Net Advisory Fee	$2,216
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-638.6%

Top Issuers	(Notional Value as a % of Net Assets)
CDE Dogecoin Futures	199.6%
Other Material Fund Changes:
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txxd.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
21Shares 2x Long Dogecoin ETF	PAGE 2	TSR-AR-53656G175

21Shares 2x Long Sui ETF
TXXS (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 21Shares 2x Long Sui ETF for the period of December 3, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxs. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long Sui ETF	$12	1.89%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 21Shares 2x Long  Sui ETF (TXXS), which commenced operations on December 4, 2025, provided investors with a tool to obtain exposure to twice the daily return of the Sui (SUI) cryptocurrency. The fund’s strategy relies on using a combination of derivatives, such as swaps and futures, to produce returns that corresponded to 200% of SUI’s daily price movement, net of fees. The principal factor influencing the fund’s performance was the daily price volatility of SUI. This ETF is structured for traders with a high-risk tolerance and a short-term outlook, as the daily rebalancing and compounding could lead to performance results that differ significantly from twice the underlying asset’s return over longer periods. The adviser managed these derivative positions to ensure the fund met its stated daily objective, meaning its performance was a direct, leveraged outcome of SUI’s daily market activity.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2025)
21Shares 2x Long Sui ETF NAV	-36.28
S&P 500 TR	0.03
Visit https://www.21shares.com/en-us/products-us/txxs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
21Shares 2x Long Sui ETF	PAGE 1	TSR-AR-53656G167

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,274,337
Number of Holdings	2
Net Advisory Fee	$1,207
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-581.2%

Top Issuers	(Notional Value as a % of Net Assets)
CDE SUI Futures	199.6%
Other Material Fund Changes:
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txxs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
21Shares 2x Long Sui ETF	PAGE 2	TSR-AR-53656G167

21Shares FTSE Crypto 10 ex-BTC Index ETF
TXBC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 21Shares FTSE Crypto 10 ex-BTC Index ETF for the period of November 12, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txbc. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares FTSE Crypto 10 ex-BTC Index ETF	$8	0.65%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The 21Shares  FTSE Crypto 10 ex-BTC Index ETF (TXBC), which launched on November 13, 2025, is designed to provide targeted exposure to the broader cryptocurrency market by excluding its largest component, Bitcoin. The fund’s investment strategy is to passively track the FTSE Crypto 10 ex Bitcoin Select Index, which includes the ten largest digital assets after Bitcoin, such as Ethereum and Solana. The primary performance drivers were the price fluctuations of these specific “altcoins,” which are often associated with innovations in areas like smart contracts and decentralized finance (DeFi). By removing Bitcoin, the fund’s performance was shaped by the independent growth and adoption of other major blockchain ecosystems, offering a distinct risk profile for investors seeking to capture the next wave of crypto innovation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
21Shares FTSE Crypto 10 ex-BTC Index ETF NAV	-15.74
S&P 500 TR	0.11
FTSE Crypto 10 ex Bitcoin Select Index	-16.50
Visit https://www.21shares.com/en-us/products-us/txbc for more recent performance information.
21Shares FTSE Crypto 10 ex-BTC Index ETF	PAGE 1	TSR-AR-53656H777

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$842,572
Number of Holdings	12
Net Advisory Fee	$751
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
21Shares Ethereum ETF	38.9%
21Shares Binance BNB ETP	16.5%
21Shares XRP ETP	15.7%
21Shares Solana Staking ETP	9.4%
21Shares Dogecoin ETP	2.5%
21Shares Cardano ETP	1.7%
21Shares Bitcoin Cash ETP	1.7%
21Shares Hyperliquid ETP	1.2%
21Shares Chainlink ETP	1.2%
21Shares Avalanche Staking ETP	0.7%
Other Material Fund Changes:
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/txbc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
21Shares FTSE Crypto 10 ex-BTC Index ETF	PAGE 2	TSR-AR-53656H777

21Shares FTSE Crypto 10 Index ETF
TTOP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the 21Shares FTSE Crypto 10 Index ETF for the period of November 12, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/ttop. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares FTSE Crypto 10 Index ETF	$6	0.50%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception on November 12, 2025, the 21Shares  FTSE Crypto 10 Index ETF (TTOP) offered investors passive exposure to the largest and most significant assets in the cryptocurrency market. The fund’s strategy was to track the performance of the FTSE Crypto 10 Select Index, which is a market-capitalization-weighted basket of the top ten cryptocurrencies. Performance was directly driven by the price movements of the leading digital assets, including Bitcoin, Ethereum, and others, with the index being rebalanced quarterly to reflect shifts in market leadership. This approach provided diversified exposure to the crypto market’s evolution, with its performance being a reflection of the overall investor sentiment and adoption trends within the largest blockchain projects.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/12/2025)
21Shares FTSE Crypto 10 Index ETF NAV	-14.21
S&P 500 TR	0.11
FTSE Crypto 10 Select Index	-14.67
Visit https://www.21shares.com/en-us/products-us/ttop for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
21Shares FTSE Crypto 10 Index ETF	PAGE 1	TSR-AR-53656H785

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$857,873
Number of Holdings	12
Net Advisory Fee	$580
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	60.7%
21Shares Ethereum ETF	14.2%
21Shares Binance BNB ETP	4.8%
21Shares XRP ETP	4.6%
21Shares Solana Staking ETP	2.7%
21Shares Dogecoin ETP	0.7%
21Shares Cardano ETP	0.5%
21Shares Bitcoin Cash ETP	0.5%
21Shares Hyperliquid ETP	0.3%
21Shares Chainlink ETP	0.3%
Other Material Fund Changes:
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.21shares.com/en-us/products-us/ttop.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
21Shares FTSE Crypto 10 Index ETF	PAGE 2	TSR-AR-53656H785

AlphaDroid Broad Markets Momentum ETF
EZMO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the AlphaDroid Broad Markets Momentum ETF for the period of October 15, 2025, to December 31, 2025. You can find additional information about the Fund at https://alphadroidetfs.com/ezmo. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Broad Markets Momentum ETF	$17	0.80%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from its commencement of operations on October 15, 2025, to the end of the 2025 reporting period, the performance of the AlphaDroid Broad Markets Momentum ETF (EZMO) was primarily driven by the fund’s underlying momentum-based strategy, which dynamically allocates to broad market ETFs during bull markets and defensive assets during bear markets. The fund’s adviser employs a passive indexing approach to track the AlphaDroid EZ-MO Broad Markets Momentum Index. Market conditions in 2025 were characterized by a mix of volatility and resilience, with the Federal Reserve implementing multiple interest rate cuts. Despite a slowing global economy, equity markets were strong, and commodities such as gold and silver also experienced notable gains. The fund’s significant allocation to the technology sector, alongside its momentum-driven strategy, likely contributed to its positive results during the final quarter of 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/15/2025)
AlphaDroid Broad Markets Momentum ETF NAV	4.61
AlphaDroid EZ-MO Broad Markets Momentum Index	5.40
S&P 500 (TR)	2.87
Visit https://alphadroidetfs.com/ezmo for more recent performance information.
AlphaDroid Broad Markets Momentum ETF	PAGE 1	TSR-AR-53656H769

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$7,103,754
Number of Holdings	2
Net Advisory Fee	$8,588
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	65.5%
SPDR Gold Shares	34.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://alphadroidetfs.com/ezmo.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
AlphaDroid Broad Markets Momentum ETF	PAGE 2	TSR-AR-53656H769

AlphaDroid Defensive Sector Rotation ETF
EZRO (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the AlphaDroid Defensive Sector Rotation ETF for the period of October 15, 2025, to December 31, 2025. You can find additional information about the Fund at https://alphadroidetfs.com/ezro. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Defensive Sector Rotation ETF	$20	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  AlphaDroid Defensive Sector Rotation ETF (EZRO) commenced operations on October 16, 2025.The Fund was influenced by a volatile market environment from its inception through December, 31, 2025. The fund’s investment strategy is designed to navigate shifting market conditions by utilizing proprietary algorithms to rotate between equities during bull markets and defensive assets, such as bonds and gold, during bear markets. This momentum-based approach was particularly relevant in a year characterized by heightened market volatility, policy uncertainty, and a broadening of market leadership beyond the United States. The fund’s performance was shaped by its ability to adapt to these dynamics, with its strategy of seeking momentum leaders and making defensive allocations being tested by the mixed performance across different market segments. The effectiveness of the fund’s tactical shifts between offensive and defensive positions was a primary determinant of its performance during the final quarter of the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/15/2025)
AlphaDroid Defensive Sector Rotation ETF NAV	-2.45
AlphaDroid EZ-RO Defence Sector Rotation Index	-2.16
S&P 500 (TR)	2.87
Visit https://alphadroidetfs.com/ezro for more recent performance information.
AlphaDroid Defensive Sector Rotation ETF	PAGE 1	TSR-AR-53656H751

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$12,951,667
Number of Holdings	7
Net Advisory Fee	$19,226
Portfolio Turnover	82%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
State Street Technology Select Sector SPDR ETF	24.6%
iShares U.S. Aerospace & Defense ETF	13.2%
State Street SPDR Portfolio S&P 500 Growth ETF	12.3%
iShares U.S. Technology ETF	12.3%
VanEck Semiconductor ETF	12.3%
Vanguard Information Technology ETF	12.3%
State Street SPDR NYSE Technology ETF	12.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://alphadroidetfs.com/ezro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
AlphaDroid Defensive Sector Rotation ETF	PAGE 2	TSR-AR-53656H751

Teucrium 2x Daily Corn ETF
CXRN (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/cxrn. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$83	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the  Teucrium 2x Daily Corn ETF (CXRN) operated as a specialized tool for traders seeking magnified short-term exposure to the corn market. The fund’s investment strategy was to deliver twice the daily performance of corn futures contracts. Consequently, its performance was intrinsically tied to the daily price fluctuations and volatility within the corn futures market. Primary drivers affecting the fund included global supply and demand for corn, weather patterns impacting crop yields, and broader macroeconomic factors influencing commodity prices. As a leveraged ETF with daily resets, its structure was designed for tactical use by sophisticated investors, and its performance over time was sensitive to the path of daily returns, particularly in volatile or sideways markets. The fund’s adviser did not employ a discretionary strategy; rather, the fund’s outcome was a direct, amplified reflection of the daily movements in the underlying corn futures.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/12/2024)
Teucrium 2x Daily Corn ETF NAV	-25.78	-19.75
S&P 500 TR	17.88	13.88
Visit https://teucrium.com/cxrn for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Teucrium 2x Daily Corn ETF	PAGE 1	TSR-AR-53656G316

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$770,343
Number of Holdings	1
Net Advisory Fee	$11,443
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	197.2%
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/cxrn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Corn ETF	PAGE 2	TSR-AR-53656G316

Teucrium 2x Daily Wheat ETF
WXET (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/wxet. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$77	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Teucrium 2x Daily Wheat ETF (WXET) provided traders with a vehicle for obtaining leveraged exposure to the daily price movements of wheat futures throughout 2025. The fund’s objective was to achieve 200% of the daily return of wheat futures, meaning its performance was directly and powerfully influenced by day-to-day changes in the wheat market. Key factors shaping the fund’s performance included global wheat production levels, international trade policies, and geopolitical events affecting major wheat-producing regions. Similar to its corn counterpart,  WXET was structured for short-term, tactical trading, not long-term investment, due to the compounding effects of its daily leverage and rebalancing. The adviser’s role was to manage the fund’s exposure to futures to meet its daily objective, making the fund’s performance a direct consequence of the volatility and direction of the wheat futures market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/12/2024)
Teucrium 2x Daily Wheat ETF NAV	-37.91	-37.94
S&P 500 TR	17.88	13.88
Visit https://teucrium.com/wxet for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Teucrium 2x Daily Wheat ETF	PAGE 1	TSR-AR-53656G282

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$588,683
Number of Holdings	1
Net Advisory Fee	$10,033
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Wheat Futures	198.1%
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/wxet.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Wheat ETF	PAGE 2	TSR-AR-53656G282

Teucrium 2x Long Daily XRP ETF
XXRP (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of April 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/xxrp. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Teucrium 2x Long Daily XRP ETF	$98	1.89%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Teucrium 2x Long Daily XRP ETF (XXRP) commenced operations on April 8, 2025. The fund is designed to operate as a vehicle for sophisticated investors seeking to achieve twice the daily performance of XRP. The fund’s investment strategy was not to hold XRP directly but to use financial instruments such as swaps and futures to produce daily returns corresponding to two times the daily price movement of XRP. Therefore, the primary driver of the fund’s performance was the daily price volatility of XRP. The fund was designed for short-term, tactical trading rather than long-term investment due to the compounding effects of its daily leverage and reset mechanism. The adviser’s role was to manage the fund’s holdings to meet its daily investment objective, making the fund’s performance a direct and amplified reflection of the daily movements and sentiment in the XRP market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/07/2025)
Teucrium 2x Long Daily XRP ETF NAV	-59.38
S&P 500 TR	36.48
Visit https://teucrium.com/xxrp for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Teucrium 2x Long Daily XRP ETF	PAGE 1	TSR-AR-53656G191

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$179,938,589
Number of Holdings	3
Net Advisory Fee	$3,440,915
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-493.9%

Top Issuers	(Notional Value as a % of Net Assets)
XRP Futures	199.9%
Other Material Fund Changes:
Effective October 15, 2025, the Fund revised its Principal Investment Strategies to reflect the following: The Fund may, but is not required to, take defensive actions to limit losses or prevent the Fund’s NAV from going to or below zero during periods of extreme volatility. Such defensive actions may include entering into offsetting positions or otherwise hedging the Fund’s exposure to XRP through the use of derivatives, including exchange-traded or over-the-counter (“OTC”) swaps, options or swaptions contracts, or investing a greater portion of the Fund’s assets in non-XRP related investments, such as cash and cash equivalents. However, because the Fund employs leverage and may be subject to unscheduled rebalancing, these measures may magnify losses or cause the Fund to realize losses already incurred. Taking defensive actions will also cause the Fund’s performance to deviate from two times (2x) the daily price performance of XRP and as a result, may cause the Fund to not achieve its investment objective. In addition, such defensive positioning may not prevent substantial or total loss of value. The Fund may engage in defensive investing for brief or extended periods depending on market conditions and other factors considered by the Adviser.
Effective October 15, 2025, the Fund added the following principal investment risks: Loss Limitation Risk, Swaptions Risk and Over-the-Counter Market Risk.  A complete description of principal risks is included in the prospectus under the heading “Principal Investment  Risks”.
Effective August 1, 2025,  Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/xxrp.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Long Daily XRP ETF	PAGE 2	TSR-AR-53656G191

Teucrium Agricultural Strategy No K-1 ETF
TILL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/till. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$86	0.89%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Teucrium Agricultural Strategy No K-1 ETF (TILL) functioned as an actively managed fund providing investors with exposure to key agricultural markets. The fund’s investment strategy involved investing in futures contracts for corn, wheat, soybeans, and sugar, with the adviser using discretion to select contracts to optimize for the shape of the futures curve and minimize negative impacts from contango. The primary drivers of the fund’s performance were the price movements of these underlying agricultural commodities, which were influenced by global supply and demand dynamics, weather patterns, and broader inflationary pressures. The fund’s strategy was designed to offer capital appreciation and serve as a potential hedge against inflation and supply chain disruptions without the complexity of K-1 tax forms.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Teucrium Agricultural Strategy No K-1 ETF NAV	-5.83	-9.89
S&P 500 TR	17.88	17.64
Bloomberg Commodity Index Total Return	15.77	-0.37
Visit https://teucrium.com/till for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 1	TSR-AR-53656F144

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,712,472
Number of Holdings	4
Net Advisory Fee	$39,776
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	25.5%
CBT Soybean Futures	25.5%
ICE Sugar #11 Futures	24.9%
CBT Wheat Futures	24.5%
Other Material Fund Changes:
Effective May 19, 2025, the Fund’s classification changed from a “non-diversified” fund to a “diversified” fund for purposes of Section 5(b)(1) of the Investment Company Act of 1940, as amended.
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as a Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/till.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 2	TSR-AR-53656F144

Relative Strength Managed Volatility Strategy ETF
RSMV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 13, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/rsmv. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Relative Strength Managed Volatility Strategy ETF	$97	0.95%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Relative Strength Managed Volatility Strategy  ETF (RSMV) launched on January 13, 2025 as an actively managed fund focused on U.S. large-cap growth companies. Performance was driven by a momentum-based investment strategy that utilized a proprietary, algorithm-driven process to evaluate relative strength and adjust portfolio holdings. A key aspect of the fund’s strategy is the ability to shift between equities and defensive assets, such as fixed income and cash, in response to market volatility. This dynamic approach to asset allocation was a significant factor in a year with shifting market leadership and periods of uncertainty.
The fund’s performance was therefore influenced by the adviser’s ability to successfully identify and invest in companies with strong momentum while managing risk through tactical defensive positioning. The selection of individual securities and the timing of shifts between aggressive and conservative postures were the primary determinants of the fund’s outcomes in 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/13/2025)
Relative Strength Managed Volatility Strategy ETF NAV	10.63
S&P 500 TR	18.75
Relative Strength Managed Volatility Strategy ETF	PAGE 1	TSR-AR-53656G332

Visit https://teucrium.com/rsmv for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$37,214,525
Number of Holdings	22
Net Advisory Fee	$537,053
Portfolio Turnover	591%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	85.9%
Exchange Traded Funds	13.9%
Cash & Other	0.2%

Top 10 Issuers	(%)
Alphabet, Inc.	8.8%
State Street SPDR Portfolio Short Term Treasury ETF	7.5%
iShares Core U.S. Aggregate Bond ETF	6.4%
Advanced Micro Devices, Inc.	4.5%
Broadcom, Inc.	4.5%
Merck & Co., Inc.	4.4%
Thermo Fisher Scientific, Inc.	4.4%
Morgan Stanley	4.4%
AT&T, Inc.	4.3%
Linde PLC	4.3%
Other Material Fund Changes:
Addition of Christopher Small as Portfolio Manager, pursuant to the supplement filed on August 1, 2025.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/rsmv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Relative Strength Managed Volatility Strategy ETF	PAGE 2	TSR-AR-53656G332

Yields For You Income Strategy A ETF
YFYA (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 30, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/yfya. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Yields For You Income Strategy A ETF	$93	1.00%
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Yields for You Income Strategy A  ETF (YFYA) operated in 2025 as an actively managed fund-of-funds with a primary objective of capital preservation while providing competitive yields. The investment strategy was dynamic, adapting to the prevailing interest rate environment by shifting allocations between assets like high-quality government bonds, preferred stocks, and other investment-grade debt. The adviser utilized quantitative analysis and market outlooks to rebalance the portfolio, aiming to protect principal while capturing income. The fund’s performance was therefore driven by the adviser’s tactical allocation decisions and the returns of the underlying fixed-income and preferred stock ETFs in the context of changing economic conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2025)
Yields For You Income Strategy A ETF NAV	2.97
S&P 500 TR	14.11
Visit https://teucrium.com/yfya for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Yields For You Income Strategy A ETF	PAGE 1	TSR-AR-53656G357

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,068,368
Number of Holdings	6
Net Advisory Fee	$236,825
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(% of net assets)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.5%
Touchstone Ultra Short Income ETF	29.7%
AAM Low Duration Preferred and Income Securities ETF	21.2%
JPMorgan Nasdaq Equity Premium Income ETF	5.5%
JPMorgan Equity Premium Income ETF	5.1%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	2.9%
Other Material Fund Changes:
Effective May 23, 2025, the Fund changed its name from “Yields for You Strategy A  ETF” to “Yields for You Income Strategy A ETF”.
Effective May 23, 2025, the Fund’s investment objective was revised to state that the Fund  seeks total return (i.e. income and capital appreciation) consistent with the preservation of capital.
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as Portfolio Manager of the Fund.
Managed Distributions:
The Fund generally distributes $0.05 per share each month from income received by its investments. To the extent the Fund does not have $0.05 per share of distributable income, some or all of the distribution may be a return of capital. For the fiscal period ended December 31, 2025, there was no return of capital, and all distributions were funded by investment income.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/yfya.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Yields For You Income Strategy A ETF	PAGE 2	TSR-AR-53656G357

GlacierShares Nasdaq Iceland ETF
GLCR (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of March 26, 2025, to December 31, 2025. You can find additional information about the Fund at https://teucrium.com/glcr. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$76	0.95%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  GlacierShares Nasdaq Iceland ETF (GLCR), which launched March 26, 2025, offered investors targeted exposure to the Icelandic equity market. The fund’s performance was directly linked to the MarketVector™ Iceland Global Total Return Net Index, which it sought to replicate. The primary drivers of performance were tied to the economic conditions and corporate profitability within Iceland. The investment strategy was influenced by Iceland’s unique economic characteristics, including its leadership in renewable energy, abundance of natural resources, and political stability. As a new fund, its performance in 2025 reflected these specific national economic factors, offering a distinct investment profile compared to broader European or global funds. The fund’s value was therefore shaped by the performance of key Icelandic sectors and overall investor sentiment toward this resilient Nordic economy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
GlacierShares Nasdaq Iceland ETF	PAGE 1	TSR-AR-53656H843

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/26/2025)
GlacierShares Nasdaq Iceland ETF	6.85
MSCI EUROPE Net (USD)	19.72
MarketVector Iceland Global Index Total Return Net	7.70
Visit https://teucrium.com/glcr for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$798,389
Number of Holdings	31
Net Advisory Fee	$5,368
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Financials	32.1%
Consumer Staples	21.0%
Health Care	19.0%
Real Estate	7.8%
Industrials	6.7%
Consumer Discretionary	5.9%
Materials	5.1%
Communications	1.2%
Energy	0.7%
Cash & Other	0.5%

Top 10 Issuers	(%)
Islandsbanki HF	14.1%
Arion Banki HF	11.9%
Oculis Holding AG	8.6%
Embla Medical HF	5.7%
Amaroq Ltd.	5.1%
Bakkafrost P/F	4.7%
Alvotech SA	4.7%
Mowi ASA	4.6%
Salmar ASA	4.5%
JBT Marel Corp.	4.2%
Geographic Breakdown (%)
Other Material Fund Changes:
Effective August 1, 2025, Christopher Small was added as a Portfolio Manager of the Fund.
Effective January 30, 2026, Spencer Kristiansen resigned as a Portfolio Manager of the Fund.
Effective January 30, 2026,  MarketVector™ Indexes GmbH replaced Solactive AG as the Index Provider and Calculation Agent for MarketVector™ Iceland Global Index.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/glcr.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
GlacierShares Nasdaq Iceland ETF	PAGE 2	TSR-AR-53656H843

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$238,850	$44,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$81,025	$20,250
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

21Shares ETFs
21Shares 2x Long Dogecoin ETF (TXXD)
21Shares 2x Long Sui ETF (TXXS)
21Shares FTSE Crypto 10 ex-BTC Index ETF (TXBC)
21Shares FTSE Crypto 10 Index ETF (TTOP)
Annual Financial Statements and Additional Information
December 31, 2025

21SHARES 2X LONG DOGECOIN ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 15.9%(a)	184,398
Other Assets in Excess of Liabilities - 84.1%	975,355
TOTAL NET ASSETS - 100.0%	$1,159,753

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Dogecoin Futures(a)	3,912	01/30/2026	$2,315,122	$(290,262)
Net Unrealized Appreciation (Depreciation)				$(290,262)

(a)	All of this security is held by TXXD Cayman.
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.13%	12/29/2025	01/05/2026	$7,412,381	$7,406,438
				$7,412,381	$7,406,438

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At December 31, 2025, the value of Treasury bills sold that remain subject to the reverse repurchase arrangements totaled $7,487,498 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(7,406,438)	$—	$(7,406,438)
Futures Contracts*	(290,262)	—	—	(290,262)
Total Other Financial Instruments	$(290,262)	$(7,406,438)	$—	$(7,696,700)

*	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

21SHARES 2X LONG SUI ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 27.2%(a)	347,118
Other Assets in Excess of Liabilities - 72.8%	927,219
TOTAL NET ASSETS - 100.0%	$1,274,337

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE SUI Futures(a)	3,602	01/30/2026	$2,543,913	$(119,318)
Net Unrealized Appreciation (Depreciation)				$(119,318)

(a)	All of this security is held by TXXS Cayman.
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.13%	12/29/2025	01/05/2026	$7,412,381	$7,406,438
				$7,412,381	$7,406,438

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At December 31, 2025, the value of Treasury bills sold that remain subject to the reverse repurchase arrangements totaled $7,487,498 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(7,406,438)	$—	$(7,406,438)
Futures Contracts*	(119,318)	—	—	(119,318)
Total Other Financial Instruments	$(119,318)	$(7,406,438)	$—	$(7,525,756)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

21SHARES FTSE CRYPTO 10 EX-BTC INDEX ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED PRODUCTS - 89.5%
21Shares Avalanche Staking ETP(a)(b)	2,691	$6,150
21Shares Binance BNB ETP(a)(b)	2,416	138,606
21Shares Bitcoin Cash ETP(a)(b)	570	14,016
21Shares Cardano ETP(a)(b)	2,288	14,646
21Shares Chainlink ETP(a)(b)	774	9,989
21Shares Dogecoin ETP(a)(b)	5,241	21,069
21Shares Ethereum ETF(a)(b)(c)(d)	22,097	327,699
21Shares Hyperliquid ETP(a)(b)	959	10,002
21Shares Solana Staking ETP(a)(b)	964	79,376
21Shares XRP ETP(a)(b)	2,566	132,457
TOTAL EXCHANGE TRADED PRODUCTS (Cost $895,045)		754,010
TOTAL INVESTMENTS - 89.5% (Cost $895,045)		$754,010
Money Market Deposit Account - 4.0%(e)		33,977
Other Assets in Excess of Liabilities - 6.5%		54,585
TOTAL NET ASSETS - 100.0%		$842,572

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	All of this security is held by TXBC Cayman.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Nano Ether Futures(a)	281	01/30/2026	$83,977	$(289)
Net Unrealized Appreciation (Depreciation)				$(289)

(a)	All of this security is held by TXBC Cayman.
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.13%	12/29/2025	01/05/2026	$3,459,112	$3,456,338
				$3,459,112	$3,456,338

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At December 31, 2025, the value of Treasury bills sold that remain subject to the reverse repurchase arrangements totaled $3,494,165 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

3

21SHARES FTSE CRYPTO 10 EX-BTC INDEX ETF
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025 (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$754,010	$—	$—	$754,010
Total Investments	$754,010	$—	$—	$754,010
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(3,456,338)	$—	$(3,456,338)
Futures Contracts*	(289)	—	—	(289)
Total Other Financial Instruments	$(289)	$(3,456,338)	$—	$(3,456,627)

*	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Consolidated Transactions with Affiliates

	Value as of November 13, 2025(a)	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
21Shares Avalanche Staking ETP	$—	$8,450	$—	$—	$(2,300)	$6,150	$—	$—
21Shares Binance BNB ETP	—	153,552	—	—	(14,946)	138,606	—	—
21Shares Bitcoin Cash ETP	—	14,137	—	—	(121)	14,016	—	—
21Shares Cardano ETP	—	23,161	—	—	(8,515)	14,646	—	—
21Shares Chainlink ETP	—	12,116	—	—	(2,127)	9,989	—	—
21Shares Dogecoin ETP	—	29,404	(99)	(30)	(8,206)	21,069	—	—
21Shares Ethereum ETF(b)	—	489,749	(97,735)	(14,705)	(49,610)	327,699	—	—
21Shares Hyperliquid ETP	—	14,216	—	—	(4,214)	10,002	—	—
21Shares Solana Staking ETP	—	97,630	—	—	(18,254)	79,376	—	—
21Shares Sui Staking ETP	—	8,041	(5,882)	(2,159)	—	—	—	—
21Shares XRP ETP	—	165,199	—	—	(32,742)	132,457	—	—
	$—	$1,015,655	$(103,716)	$(16,894)	$(141,035)	$754,010	$—	$—

(a)	Commencement of operations of the Fund.
(b)	All of this security is held by TXBC Cayman.
The accompanying notes are an integral part of these financial statements.

4

21SHARES FTSE CRYPTO 10 INDEX ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
EXCHANGE TRADED PRODUCTS - 89.4%
21Shares Binance BNB ETP(a)(b)	718	$41,192
21Shares Bitcoin Cash ETP(a)(b)	169	4,156
21Shares Cardano ETP(a)(b)	680	4,353
21Shares Chainlink ETP(a)(b)	230	2,968
21Shares Dogecoin ETP(a)(b)	1,557	6,259
21Shares Ethereum ETF(a)(b)(c)	8,204	121,665
21Shares Hyperliquid ETP(a)(b)	285	2,973
21Shares Solana Staking ETP(a)(b)	286	23,549
21Shares XRP ETP(a)(b)	762	39,334
ARK 21Shares Bitcoin ETF(a)(b)(c)(d)	17,934	520,803
TOTAL EXCHANGE TRADED PRODUCTS (Cost $896,016)		767,252
TOTAL INVESTMENTS - 89.4% (Cost $896,016)		$767,252
Money Market Deposit Account - 1.8%(e)		15,424
Other Assets in Excess of Liabilities - 8.8%		75,197
TOTAL NET ASSETS - 100.0%		$857,873

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All of this security is held by TTOP Cayman.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CDE Nano Bitcoin Futures(a)	97	01/30/2026	$85,355	$(331)
Net Unrealized Appreciation (Depreciation)				$(331)

(a)	All of this security is held by TTOP Cayman.
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.13%	12/29/2025	01/05/2026	$5,435,747	$5,431,388
				$5,435,747	$5,431,388

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At December 31, 2025, the value of Treasury bills sold that remain subject to the reverse repurchase arrangements totaled $5,490,832 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

5

21SHARES FTSE CRYPTO 10 INDEX ETF
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025 (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Products	$767,252	$—	$—	$767,252
Total Investments	$767,252	$—	$—	$767,252
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(5,431,388)	$—	$(5,431,388)
Futures Contracts*	(331)	—	—	(331)
Total Other Financial Instruments	$(331)	$(5,431,388)	$—	$(5,431,719)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
Consolidated Transactions with Affiliates

	Value as of November 13, 2025(a)	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
21Shares Binance BNB ETP	$ —	$45,628	$—	$—	$(4,436)	$41,192	$ —	$ —
21Shares Bitcoin Cash ETP	—	4,192	—	—	(36)	4,156	—	—
21Shares Cardano ETP	—	6,881	—	—	(2,528)	4,353	—	—
21Shares Chainlink ETP	—	3,599	—	—	(631)	2,968	—	—
21Shares Dogecoin ETP	—	8,719	(17)	(5)	(2,438)	6,259	—	—
21Shares Ethereum ETF(b)	—	142,082	(1,749)	(248)	(18,420)	121,665	—	—
21Shares Hyperliquid ETP	—	4,224	—	—	(1,251)	2,973	—	—
21Shares Solana Staking ETP	—	28,969	—	—	(5,420)	23,549	—	—
21Shares Sui Staking ETP	—	2,412	(1,764)	(648)	—	—	—	—
21Shares XRP ETP	—	49,050	—	—	(9,716)	39,334	—	—
ARK 21Shares Bitcoin ETF(b)	—	703,990	(85,615)	(13,682)	(83,890)	520,803	—	—
	$—	$999,746	$(89,145)	$(14,583)	$(128,766)	$767,252	$—	$—

(a)	Commencement of operations of the Fund.
(b)	All of this security is held by TTOP Cayman.
The accompanying notes are an integral part of these financial statements.

6

21SHARES ETFs
Consolidated Statements of Assets and Liabilities
December 31, 2025

	21Shares 2x Long Dogecoin ETF	21Shares 2x Long Sui ETF	21Shares FTSE Crypto 10 ex-BTC Index ETF	21Shares FTSE Crypto 10 Index ETF
ASSETS:
Investments in affiliated securities, at value	$—	$—	$754,010	$767,252
Receivable for investments sold(a)	7,487,498	7,487,498	3,494,165	5,490,832
Deposits at brokers for future contracts	923,861	870,509	17,677	17,599
Cash - money market deposit account	184,398	347,118	33,977	15,424
Margin account receivable - futures	88,726	38,060	—	—
Interest receivable	1,853	839	59	63
Receivable for variation margin on futures contracts, net	—	—	293	—
Total assets	8,686,336	8,744,024	4,300,181	6,291,170
LIABILITIES:
Reverse repurchase agreements	7,406,438	7,406,438	3,456,338	5,431,388
Payable for variation margin on futures contracts, net	116,741	60,345	—	293
Payable to Adviser	1,706	1,207	479	371
Interest payable	1,698	1,697	792	1,245
Total liabilities	7,526,583	7,469,687	3,457,609	5,433,297
NET ASSETS	$ 1,159,753	$1,274,337	$842,572	$857,873
NET ASSETS CONSISTS OF:
Paid-in capital	$1,448,622	$1,391,403	$985,294	$986,070
Total accumulated losses	(288,869)	(117,066)	(142,722)	(128,197)
Total net assets	$ 1,159,753	$1,274,337	$842,572	$857,873
Net assets	$1,159,753	$1,274,337	$842,572	$857,873
Shares issued and outstanding(b)	90,000	80,000	40,000	40,000
Net asset value per share	$12.89	$15.93	$21.06	$21.45
COST:
Investments, at cost	$—	$—	$895,045	$896,016

(a)	The Fund pledged U.S. Treasury bills as collateral for reverse repurchase agreements and subsequently sold such securities.
(b)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

7

21SHARES ETFs
Consolidated Statements of Operations
For the Period Ended December 31, 2025

	21Shares 2x Long Dogecoin ETF(a)	21Shares 2x Long Sui ETF(b)	21Shares FTSE Crypto 10 ex-BTC Index ETF(c)	21Shares FTSE Crypto 10 Index ETF(c)
INVESTMENT INCOME:
Interest income	$6,985	$5,252	$2,333	$3,376
Total investment income	6,985	5,252	2,333	3,376
EXPENSES:
Investment advisory fee	3,959	2,014	1,110	1,063
Interest expense	1,723	1,698	792	1,245
Total expenses	5,682	3,712	1,902	2,308
Expense reimbursement by Adviser	(1,743)	(807)	(359)	(483)
Net expenses	3,939	2,905	1,543	1,825
NET INVESTMENT INCOME	3,046	2,347	790	1,551
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain loss from:
Investments in affiliated securities	—	—	(16,894)	(14,583)
Futures contracts	(444,833)	(277,001)	—	—
Net realized loss	(444,833)	(277,001)	(16,894)	(14,583)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	—	—	(141,035)	(128,764)
Future contracts	(290,262)	(119,318)	(289)	(331)
Net change in unrealized appreciation (depreciation)	(290,262)	(119,318)	(141,324)	(129,095)
Net realized and unrealized loss	(735,095)	(396,319)	(158,218)	(143,678)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (732,049)	$(393,972)	$(157,428)	$(142,127)

(a)	The Fund commenced operations on November 20, 2025.
(b)	The Fund commenced operations on December 4, 2025.
(c)	The Fund commenced operations on November 13, 2025.
The accompanying notes are an integral part of these financial statements.

8

21SHARES ETFs
Consolidated Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	21Shares 2x Long Dogecoin ETF(a)	21Shares 2x Long Sui ETF(b)	21Shares FTSE Crypto 10 ex-BTC Index ETF(c)	21Shares FTSE Crypto 10 Index ETF(c)
OPERATIONS:
Net investment income	$3,046	$2,347	$790	$1,551
Net realized loss	(444,833)	(277,001)	(16,894)	(14,583)
Net change in unrealized appreciation (depreciation)	(290,262)	(119,318)	(141,324)	(129,095)
Net decrease in net assets from operations	(732,049)	(393,972)	(157,428)	(142,127)
CAPITAL TRANSACTIONS:
Creations	1,891,802	1,668,309	1,000,000	1,000,000
Net increase in net assets from capital transactions	1,891,802	1,668,309	1,000,000	1,000,000
NET INCREASE IN NET ASSETS	1,159,753	1,274,337	842,572	857,873
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 1,159,753	$1,274,337	$842,572	$857,873
SHARES TRANSACTIONS
Creations	90,000	80,000	40,000	40,000
Total increase in shares outstanding	90,000	80,000	40,000	40,000

(a)	The Fund commenced operations on November 20, 2025.
(b)	The Fund commenced operations on December 4, 2025.
(c)	The Fund commenced operations on November 13, 2025.
The accompanying notes are an integral part of these financial statements.

9

21Shares 2x Long Dogecoin ETF
CONSOLIDATED Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized loss on investments(c)	(12.17)
Total from investment operations	(12.11)
Net asset value, end of period	$12.89
Total return(d)	−48.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,160
Ratio of expenses to average net assets:
Before expense reimbursement(e)	4.85%
After expense reimbursement(e)	3.36%
Ratio of interest expense to average net assets(e)	1.47%
Ratio of operational expenses to average net assets excluding interest expense(e)	1.89%
Ratio of net investment income to average net assets(e)	2.60%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on November 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

21Shares 2x Long Sui ETF
CONSOLIDATED Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized loss on investments(c)	(9.12)
Total from investment operations	(9.07)
Net asset value, end of period	$15.93
Total return(d)	−36.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,274
Ratio of expenses to average net assets:
Before expense reimbursement(e)	5.81%
After expense reimbursement(e)	4.55%
Ratio of interest expense to average net assets(e)	2.66%
Ratio of operational expenses to average net assets excluding interest(e)	1.89%
Ratio of net investment income to average net assets(e)	3.68%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on December 4, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

21Shares FTSE Crypto 10 ex-BTC Index ETF
CONSOLIDATED Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(h)	0.02
Net realized and unrealized loss on investments(c)	(3.96)
Total from investment operations	(3.94)
Net asset value, end of period	$21.06
Total return(d)	−15.74%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$843
Ratio of expenses to average net assets:
Before expense reimbursement(f)	1.65%
After expense reimbursement(f)	1.34%
Ratio of interest expense to average net assets(f)	0.69%
Ratio of operational expenses to average net assets excluding interest(f)	0.65%
Ratio of net investment income to average net assets(f)	0.68%
Portfolio turnover rate(d)(g)	13%

(a)	The Fund commenced operations on November 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

12

21Shares FTSE Crypto 10 Index ETF
CONSOLIDATED Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(h)	0.04
Net realized and unrealized loss on investments(c)	(3.59)
Total from investment operations	(3.55)
Net asset value, end of period	$21.45
Total return(d)	−14.21%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$858
Ratio of expenses to average net assets:
Before expense reimbursement(f)	1.99%
After expense reimbursement(f)	1.57%
Ratio of interest expense to average net assets(f)	1.07%
Ratio of operational expenses to average net assets excluding interest(f)	0.50%
Ratio of net investment income to average net assets(f)	1.34%
Portfolio turnover rate(d)(g)	11%

(a)	The Fund commenced operations on November 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

13

21SHARES ETFs
Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
The Funds are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of December 31, 2025, Teucrium Investment Advisers, LLC (the “Adviser”) manages thirteen active series, four of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Commencement of Operations
21Shares 2x Long Dogecoin ETF	TXXD	November 20, 2025
21Shares 2x Long Sui ETF	TXXS	December 4, 2025
21Shares FTSE Crypto 10 ex-BTC Index ETF	TXBC	November 13, 2025
21Shares FTSE Crypto 10 Index ETF	TTOP	November 13, 2025

Each Fund is an exchanged-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
21Shares 2x Long Dogecoin ETF	Actively managed ETF seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Dogecoin for a single day, not for any other period.
21Shares 2x Long Sui ETF	Actively managed ETF seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of Sui for a single day, not for any other period.
21Shares FTSE Crypto 10 ex-BTC Index ETF
Passively managed ETF seeking to track, before fees and expenses, the price performance of the FTSE Crypto 10 ex Bitcoin Select Index that measures the performance of the top ten largest crypto assets globally, excluding bitcoin, ranked by market capitalization.

21Shares FTSE Crypto 10 Index ETF
Passively managed ETF seeking to track, before fees and expenses, the price performance of the FTSE Crypto 10 Select Index that measures the performance of the top ten largest crypto assets globally, ranked by market capitalization.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The following Funds expect to gain exposure to commodities by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). All inter-company accounts and transactions have been eliminated.

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Notes to Financial Statements
December 31, 2025(Continued)

Fund Name	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Total Assets
21Shares 2x Long Dogecoin ETF	TXXD Cayman	$925,057	11%
21Shares 2x Long Sui ETF	TXXS Cayman	$870,603	10%
21Shares FTSE Crypto 10 ex-BTC Index ETF	TXBC Cayman	$345,375	8%
21Shares FTSE Crypto 10 Index ETF	TTOP Cayman	$660,067	10%

The Funds’ Investment Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Futures Contracts, Consolidated Schedules of Reverse Repurchase Agreements, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity's exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would

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Notes to Financial Statements
December 31, 2025(Continued)
have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, including reverse repurchase agreements, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Notes to Financial Statements
December 31, 2025(Continued)
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal period. At December 31, 2025, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. DERIVATIVE INSTRUMENTS
Futures Contracts. The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities to gain exposure to, or manage exposure to commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity

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Notes to Financial Statements
December 31, 2025(Continued)
futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
At December 31, 2025, the Funds held cash in connection with certain derivative securities and is reflected as deposits at brokers for futures contracts on the Consolidated Statements of Assets and Liabilities. At December 31, 2025, the Funds pledged the following amounts as collateral:

Fund Name	Counterparty	Deposits at Brokers
21Shares 2x Long Dogecoin ETF	StoneX Financial, Inc.	$649,364
	Wedbush Securities, Inc.	$274,497

Fund Name	Counterparty	Deposits at Brokers
21Shares 2x Long Sui ETF	ADM Investor Services, Inc.	$552,984
	StoneX Financial, Inc.	$123,353
	Wedbush Securities, Inc.	$194,172

Fund Name	Counterparty	Deposits at Broker
21Shares FTSE Crypto 10 ex-BTC Index ETF	StoneX Financial, Inc.	$17,677

Fund Name	Counterparty	Deposits at Broker
21Shares FTSE Crypto 10 Index ETF	StoneX Financial, Inc.	$17,599

The average monthly notional amount of futures contracts during the fiscal period ended December 31, 2025 was:

Fund Name	Long Commodity Risk Futures Contracts
21Shares 2x Long Dogecoin ETF	$2,116,097
21Shares 2x Long Sui ETF	$2,543,913
21Shares FTSE Crypto 10 ex-BTC Index ETF	$41,988
21Shares FTSE Crypto 10 Index ETF	$42,678

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21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of December 31, 2025:

Fund Name	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
21Shares 2x Long Dogecoin ETF	Payable for variation margin on commodity risk futures contracts, net	$ —	$116,741
21Shares 2x Long Sui ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$60,345
21Shares FTSE Crypto 10 ex-BTC Index ETF	Receivable for variation margin on commodity risk futures contracts, net	$293	$—
21Shares FTSE Crypto 10 Index ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$293

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the fiscal period ended December 31, 2025:

Fund Name		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
21Shares 2x Long Dogecoin ETF	Commodity risk futures contracts	$(444,833)	$(290,262)
21Shares 2x Long Sui ETF	Commodity risk futures contracts	$(277,001)	$(119,318)
21Shares FTSE Crypto 10 ex-BTC Index ETF	Commodity risk futures contracts	$—	$(289)
21Shares FTSE Crypto 10 Index ETF	Commodity risk futures contracts	$—	$(331)

4. REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. At December 31, 2025, the Funds reverse repurchase agreements are reflected on the Consolidated Schedules of Reverse Repurchase Agreements.

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21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total*
21Shares 2x Long Dogecoin ETF	U.S. Treasury Bill	$—	$ 7,406,438	$—	$—	$ 7,406,438
21Shares 2x Long Sui ETF	U.S. Treasury Bill	$—	$ 7,406,438	$—	$—	$ 7,406,438
21Shares FTSE Crypto 10 ex-BTC Index ETF	U.S. Treasury Bill	$ —	$ 3,456,338	$ —	$ —	$ 3,456,338
21Shares FTSE Crypto 10 Index ETF	U.S. Treasury Bill	$—	$ 5,431,388	$—	$—	$5,431,388

*	Gross amount of all reverse repurchase agreements is included in balance sheet offsetting information table.
Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
21Shares 2x Long Dogecoin ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets and Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(7,406,438)	$—	$(7,406,438)	$—	$7,406,438	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(7,406,438)	$—	$(7,406,438)	$—	$7,406,438	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares 2x Long Sui ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets and Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(7,406,438)	$—	$(7,406,438)	$—	$7,406,438	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(7,406,438)	$—	$(7,406,438)	$—	$7,406,438	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.

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21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
21Shares FTSE Crypto 10 ex-BTC Index ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets and Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(3,456,338)	$—	$(3,456,338)	$—	$3,456,338	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(3,456,338)	$—	$(3,456,338)	$—	$3,456,338	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
21Shares FTSE Crypto 10 Index ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets and Liabilities		Net Amount
					Financial Instruments	Collateral Posted*
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(5,431,388)	$—	$(5,431,388)	$—	$5,431,388	$—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(5,431,388)	$—	$(5,431,388)	$—	$5,431,388	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
5. INVESTMENT ADVISORY AGREEMENTS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

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Notes to Financial Statements
December 31, 2025(Continued)

Fund Name
21Shares 2x Long Dogecoin ETF	1.89%
21Shares 2x Long Sui ETF	1.89%
21Shares FTSE Crypto 10 ex-BTC Index ETF	0.65%
21Shares FTSE Crypto 10 Index ETF	0.50%

Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives from the Subsidiary in an amount equal to the management fee paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and thereafter shall be automatically renewed from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the fiscal period ended December 31, 2025:

Fund Name
TXXD Cayman	$1,743
TXXS Cayman	$807
TXBC Cayman	$359
TTOP Cayman	$483

Sub-Advisory Agreement. 21Shares US LLC (the “Sub-Adviser), a Delaware limited liability company serves as sub-adviser to each Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for managing all of the securities and other assets of the Funds entrusted to it hereunder (the “Assets”), including the purchase, retention and disposition of the Assets, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate based on the average daily net assets of the Funds in accordance with the following fee schedule:

Fund Name
21Shares 2x Long Dogecoin ETF	0.85%
21Shares 2x Long Sui ETF	0.85%
21Shares FTSE Crypto 10 ex-BTC Index ETF	0.20%
21Shares FTSE Crypto 10 Index ETF	0.15%

Distribution Agreement and 12b-1 Plan. PINE Adviser Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.

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Notes to Financial Statements
December 31, 2025(Continued)
6. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on exchanges as follows:

Fund Name	Listing Exchange
21Shares 2x Long Dogecoin ETF	Nasdaq Stock Market, LLC
21Shares 2x Long Sui ETF	Nasdaq Stock Market, LLC
21Shares FTSE Crypto 10 ex-BTC Index ETF	NYSE Arca, Inc.
21Shares FTSE Crypto 10 Index ETF	NYSE Arca, Inc.

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

23

21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
7. FEDERAL INCOME TAX
There were no distributions paid for the fiscal period ended December 31, 2025.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TXXD	TXXS	TXBC	TTOP
Federal Tax Cost of Investments	$—	$—	$895,045	$896,016
Gross Tax Unrealized Appreciation	$—	$—	$51,171	$2,163
Gross Tax Unrealized Depreciation	—	—	(192,206)	(130,927)
Net Tax Unrealized Appreciation	—	—	(141,035)	(128,764)
Undistributed Ordinary Income	1,393	2,252	790	1,551
Other Accumulated Gain (Loss)	(290,262)	(119,318)	(2,477)	(984)
Total Distributable Earnings/(Accumulated Losses)	$(288,869)	$(117,066)	$(142,722)	$(128,197)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. Each Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no post-October losses or late-year ordinary losses.
At December 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
21Shares 2x Long Dogecoin ETF	$—	$ —	$ —
21Shares 2x Long Sui ETF	—	—	—
21Shares FTSE Crypto 10 ex-BTC Index ETF	2,188	—	—
21Shares FTSE Crypto 10 Index ETF	653	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to accumulated losses from the Funds’ wholly owned subsidiaries. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Consolidated Statements of Assets and Liabilities:

	Total Accumulated Losses	Paid-In Capital
21Shares 2x Long Dogecoin ETF	$443,180	$(443,180)
21Shares 2x Long Sui ETF	276,906	(276,906)
21Shares FTSE Crypto 10 ex-BTC Index ETF	14,706	(14,706)
21Shares FTSE Crypto 10 Index ETF	13,930	(13,930)

24

21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
8. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2025, the Funds did not realize net capital gains or losses resulting from in-kind redemptions.
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
21Shares 2x Long Dogecoin ETF	$—	$—	$ —	$ —
21Shares 2x Long Sui ETF	—	—	—	—
21Shares FTSE Crypto 10 ex-BTC Index ETF	1,015,655	103,716	—	—
21Shares FTSE Crypto 10 Index ETF	999,746	89,145	—	—

9. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
Investments linked to crypto currency can be highly volatile compared to investments in traditional securities and the Funds may experience sudden and large losses. The markets for crypto currency and crypto currency-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for crypto currencies.
There is no guarantee that 21Shares 2x Long Dogecoin ETF and 21Shares 2x Long Sui ETF will achieve a high degree of correlation to the price performance of their reference commodities, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
10. OPERATING SEGMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by

25

21SHARES ETFs
Notes to Financial Statements
December 31, 2025(Continued)
requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the consolidated financial statements and consolidated financial highlights.
11. SUBSEQUENT EVENTS
On February 26, 2026, the following Funds paid a distribution to shareholders of record on February 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
21Shares 2x Long Dogecoin ETF	$0.0033	$1,419
21Shares 2x Long Sui ETF	0.0055	2,255

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

26

21SHARES ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of 21Shares ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, futures contracts, and reverse repurchase agreements, of 21Shares 2x Long Dogecoin ETF, 21Shares 2x Long Sui ETF, 21Shares FTSE Crypto 10 ex-BTC Index ETF, and 21Shares FTSE Crypto 10 Index ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
21Shares 2x Long Dogecoin ETF	For the period from November 20, 2025 (commencement of operations) through December 31, 2025
21Shares 2x Long Sui ETF	For the period from December 4, 2025 (commencement of operations) through December 31, 2025
21Shares FTSE Crypto 10 ex-BTC Index ETF and 21Shares FTSE Crypto 10 Index ETF	For the period from November 13, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Teucrium Investment Advisors, LLC since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

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21SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
December 31, 2025 (Unaudited)
21Shares FTSE Crypto 10 Index ETF
21Shares FTSE Crypto 10 ex-BTC Index ETF
21Shares 2x Long Dogecoin ETF
21Shares 2x Long Sui ETF
At meetings held on August 26, 2025 (the “August Meeting”) and September 8-9, 2025 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of 21Shares FTSE Crypto 10 Index ETF, 21Shares FTSE Crypto 10 ex-BTC Index ETF, 21Shares 2x Long Dogecoin ETF and 21Shares 2x Long Sui ETF (each a “Fund” and together, the “Funds”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and 21Shares US LLC (the “Sub-Adviser”), with respect to the Funds.
Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and the Sub-Adviser. The Board also considered certain materials provided by the Adviser to the Board at its March 4, 2025 meeting.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser and Sub-Adviser each provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser and Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act and information conveyed during the Adviser’s and Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about the Adviser. The Board deliberated on the approval of each Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of the other service providers, oversight of general fund compliance with federal and state laws and related policies and procedures, and the implementation of Board directives as they relate to the Funds. The Board

28

21SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
December 31, 2025 (Unaudited)(Continued)
also considered that the Adviser will provide investment and operational oversight of the Sub-Adviser, as well as arrange for transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s (“CCO”) assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because each Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared each Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
21Shares FTSE Crypto 10 Index ETF: The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
21Shares FTSE Crypto 10 ex-BTC Index ETF: The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
21Shares 2x Long Dogecoin ETF: The Board noted that the management fee was higher than the average and median of its Peer Group and was higher than the funds in its Selected Peer Group.
21Shares 2x Long Sui ETF: The Board noted that the management fee was higher than the average and median of its Peer Group and was higher than the funds in its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set each Fund apart from its respective peers to warrant higher management fees and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which its respective investment strategy is implemented following its commencement of operations and the markets’ reception of each Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee for each Fund, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning each Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of each Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

29

21SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS
December 31, 2025 (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, including: responsibility for the management of some or all of the assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by each Fund; executing placement of certain orders and selection of brokers or dealers for such orders; assist with general portfolio compliance with applicable law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program. The Board further noted that they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered, among other things, the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations, and the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Sub-Adviser.
Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

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21SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
At a special meeting held on November 7, 2025 (the “November Meeting”), the Board of the Trust, including the Independent Trustees, considered and approved a new investment sub-advisory agreement between the Adviser, the Trust, on behalf of the Funds, and the Sub-Adviser (the “New Sub-Advisory Agreement”).
The Board was asked to consider the approval of the New Sub-Advisory Agreement following notification by the Sub-Adviser on October 22, 2025, that FalconX Holdings Limited (“FalconX”) announced it had agreed to acquire the Sub-Adviser’s parent company, 21co Holdings Limited (the “Parent Company”), in a transaction currently expected to close before the end of 2025 (the “Transaction”). The Board noted that the Transaction would constitute a change of control of the Sub-Adviser and would automatically terminate the existing investment sub-advisory agreement between the Trust, on behalf the Funds, the Adviser and the Sub-Adviser approved by the Board at the September Meeting (the “Existing Sub-Advisory Agreement”).
The Board considered that: (i) the New Sub-Advisory Agreement would replace the Existing Sub-Advisory Agreement, (ii) given the Funds had not yet commenced operations, the New Sub-Advisory Agreement would be approved by each Fund’s initial shareholder, and (iii) the terms of the New Sub-Advisory Agreement were identical to those of the Existing Sub-Advisory Agreement with the exception of the date. At the November Meeting, the Board considered information provided by the Sub-Adviser during the September Meeting in connection with the Board’s approval of the Existing Sub-Advisory Agreement, during which representatives from the Sub-Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Sub-Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, including sub-advisory fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. In addition to information provided at the September Meeting, the Board also considered responses to questions requesting information related to any changes expected to occur following the Transaction. Specifically, the Board considered information provided by the Sub-Adviser asserting that the Transaction was not expected to: (i) result in any material changes to the nature and quality of the services to be provided under the New Sub-Advisory Agreement, (ii) affect the resources available to the Sub-Adviser in providing such services, (iii) affect key personnel or personnel providing portfolio management or compliance services, (iv) impact the Sub-Adviser’s financial condition, corporate structure, corporate independence, voting rights or compensation structure, and (v) affect the Sub-Adviser’s operations. In addition, the Sub-Adviser provided information to the Board indicating that since the September Meeting: (i) there were no material changes to the Sub-Adviser’s compliance program, and (ii) there were no regulatory inquires or audits.
The Board considered the materials it received in advance of the November Meeting and the September Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the New Sub-Advisory Agreement under the 1940 Act and information conveyed during the Adviser’s and Sub-Adviser’s oral presentations at the September Meeting. The Board deliberated on the approval of the New Sub-Advisory Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the November Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser to the Funds; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Sub-Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by Sub-Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and approval of the New Sub-Advisory Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

31

21SHARES ETFs
BOARD CONSIDERATION AND APPROVAL OF SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to each Fund under the New Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Funds. The Board noted the responsibilities that the Sub-Adviser would have as each Fund’s investment sub-adviser, subject to the supervision and oversight of the Adviser, including: responsibility for the management of some or all of the assets of each Fund, subject to the supervision and oversight of the Adviser; determining the assets to be purchased, retained or sold by each Fund; executing placement of certain orders and selection of brokers or dealers for such orders; assist with general portfolio compliance with relevant law; assist with daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.
In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program. The Board further noted that at the September Meeting they had received and reviewed materials with regard to the Sub-Adviser, including its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Sub-Adviser. The Board also considered, among other things, the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations, and the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Sub-Adviser.
Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider.
Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Sub-Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.
Economies of Scale. The Board expressed the view that the Sub-Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further noted that because each Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to each Fund’s shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the New Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the New Sub-Advisory Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

32

21SHARES ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statements of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Consideration of Approval of Investment Advisory Agreements and Sub-Advisory Agreements.

33

AlphaDroid ETFs
ALPHADROID BROAD MARKETS MOMENTUM ETF (EZMO)
ALPHADROID DEFENSIVE SECTOR ROTATION ETF (EZRO)
Annual Financial Statements and Additional Information
December 31, 2025

ALPHADROID BROAD MARKETS MOMENTUM ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
Invesco QQQ Trust Series 1(a)	7,580	$4,656,470
SPDR Gold Shares(a)(b)	6,108	2,420,661
TOTAL EXCHANGE TRADED FUNDS (Cost $6,941,517)		7,077,131
TOTAL INVESTMENTS - 99.6% (Cost $6,941,517)		$7,077,131
Money Market Deposit Account - 0.5%(c)		31,071
Liabilities in Excess of Other Assets - (0.1)%		(4,448)
TOTAL NET ASSETS - 100.0%		$ 7,103,754

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 7,077,131	$—	$—	$ 7,077,131
Total Investments	$ 7,077,131	$—	$—	$ 7,077,131

The accompanying notes are an integral part of these financial statements.

1

ALPHADROID DEFENSIVE SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.3%
iShares U.S. Aerospace & Defense ETF	7,971	$1,711,294
iShares U.S. Technology ETF	7,981	1,593,646
State Street SPDR NYSE Technology ETF	5,702	1,584,472
State Street SPDR Portfolio S&P 500 Growth ETF	14,981	1,598,473
State Street Technology Select Sector SPDR ETF	22,158	3,190,087
VanEck Semiconductor ETF	4,417	1,590,694
Vanguard Information Technology ETF	2,107	1,588,214
TOTAL EXCHANGE TRADED FUNDS (Cost $12,946,599)		12,856,880
TOTAL INVESTMENTS - 99.3% (Cost $12,946,599)		$12,856,880
Money Market Deposit Account - 0.8%(a)		104,786
Liabilities in Excess of Other Assets - (0.1)%		(9,999)
TOTAL NET ASSETS - 100.0%		$ 12,951,667

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 12,856,880	$—	$—	$ 12,856,880
Total Investments	$ 12,856,880	$—	$—	$ 12,856,880

The accompanying notes are an integral part of these financial statements.

2

ALPHADROID ETFs
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2025

	AlphaDroid Broad Markets Momentum ETF	AlphaDroid Defensive Sector Rotation ETF
ASSETS:
Investments, at value	$ 7,077,131	$ 12,856,880
Cash - money market deposit account	31,071	104,786
Interest receivable	77	261
Total assets	7,108,279	12,961,927
LIABILITIES:
Payable to Adviser	4,525	10,260
Total liabilities	4,525	10,260
NET ASSETS	$ 7,103,754	$ 12,951,667
Net Assets Consists of:
Paid-in capital	$ 6,958,907	$ 13,321,212
Total distributable earnings/(accumulated losses)	144,847	(369,545)
Total net assets	$ 7,103,754	$ 12,951,667
Net assets	$ 7,103,754	$ 12,951,667
Shares issued and outstanding(a)	270,000	530,000
Net asset value per share	$26.31	$24.44
Cost:
Investments, at cost	$ 6,941,517	$ 12,946,599

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

ALPHADROID ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025

	AlphaDroid Broad Markets Momentum ETF(a)	AlphaDroid Defensive Sector Rotation ETF(a)
INVESTMENT INCOME:
Dividend income	$5,574	$15,043
Interest income	217	387
Total investment income	5,791	15,430
EXPENSES:
Investment advisory fee	10,198	19,226
Total expenses	10,198	19,226
Expense reimbursement by Adviser	(1,610)	—
Net expenses	8,588	19,226
Net investment loss	(2,797)	(3,796)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	53,627	(260,809)
Net realized gain (loss)	53,627	(260,809)
Net change in unrealized appreciation (depreciation) on:
Investments	135,614	(89,719)
Net change in unrealized appreciation (depreciation)	135,614	(89,719)
Net realized and unrealized gain (loss)	189,241	(350,528)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 186,444	$ (354,324)

(a)	The Fund commenced operations on October 15, 2025.
The accompanying notes are an integral part of these financial statements.

4

ALPHADROID ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	AlphaDroid Broad Markets Momentum ETF	AlphaDroid Defensive Sector Rotation ETF
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment loss	$(2,797)	$(3,796)
Net realized gain (loss)	53,627	(260,809)
Net change in unrealized appreciation (depreciation)	135,614	(89,719)
Net increase (decrease) in net assets from operations	186,444	(354,324)
CAPITAL TRANSACTIONS:
Creations	7,707,786	15,713,125
Redemptions	(790,476)	(2,407,134)
Net increase in net assets from capital transactions	6,917,310	13,305,991
Net increase in net assets	7,103,754	12,951,667
NET ASSETS:
Beginning of the period	—	—
End of the period	$ 7,103,754	$ 12,951,667
SHARES TRANSACTIONS
Creations	300,000	630,000
Redemptions	(30,000)	(100,000)
Total increase in shares outstanding	270,000	530,000

(a)	The Fund commenced operations on October 15, 2025.
The accompanying notes are an integral part of these financial statements.

5

ALPHADROID BROAD MARKETS MOMENTUM ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.15
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments(c)	1.17
Total from investment operations	1.16
Net asset value, end of period	$26.31
Total return(d)	4.61%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$7,104
Ratio of expenses to average net assets:
Before expense reimbursement(f)	0.95%
After expense reimbursement(f)	0.80%
Ratio of net investment loss to average net assets(f)	(0.26)%
Portfolio turnover rate(d)(g)	24%

(a)	The Fund commenced operations on October 15, 2025.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

ALPHADROID DEFENSIVE SECTOR ROTATION ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.05
INVESTMENT OPERATIONS:
Net investment loss(b)(h)	(0.01)
Net realized and unrealized loss on investments(c)	(0.60)
Total from investment operations	(0.61)
Net asset value, end of period	$24.44
Total return(d)	−2.45%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$12,952
Ratio of expenses to average net assets(f)	0.95%
Ratio of net investment loss to average net assets(f)	(0.19)%
Portfolio turnover rate(d)(g)	82%

(a)	The Fund commenced operations on October 15, 2025.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
The AlphaDroid Broad Markets Momentum ETF and AlphaDroid Defensive Sector Rotation ETF are each a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of December 31, 2025, Teucrium Investment Advisers, LLC (the “Adviser”) manages thirteen active series, two of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “AlphaDroid ETFs”).

Fund Name	Ticker	Commencement of Operations
AlphaDroid Broad Markets Momentum ETF	EZMO	October 15, 2025
AlphaDroid Defensive Sector Rotation ETF	EZRO	October 15, 2025

Each Fund is a passively managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
AlphaDroid Broad Markets Momentum ETF	Seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-MO Broad Markets Momentum Index.
AlphaDroid Defensive Sector Rotation ETF	Seeks to track the total return performance, before fees and expenses, of the AlphaDroid® EZ-RO Defensive Sector Rotation Index.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the

8

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models

9

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Dividend income and realized gain distributions are recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal period. At December 31, 2025, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at 0.95% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).
The Adviser contractually agreed to waive its management fee for the AlphaDroid Broad Markets Momentum ETF to 0.80% of the Fund’s average daily net assets. The waiver will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. The Adviser waived $1,610 during the period ended December 31, 2025, for a total of (0.15)% of the Fund’s average daily net assets. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
Distribution Agreement and 12b-1 Plan. PINE Adviser Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

11

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
There were no distributions paid for the fiscal period ended December 31, 2025.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	AlphaDroid Broad Markets Momentum ETF	AlphaDroid Defensive Sector Rotation ETF
Federal Tax Cost of Investments	$ 6,941,518	$12,973,339
Gross Tax Unrealized Appreciation	$160,099	$59,838
Gross Tax Unrealized Depreciation	(24,486)	(176,297)
Net Tax Unrealized Appreciation	135,613	(116,459)
Undistributed Ordinary Income	9,234	—
Other Accumulated Gain (Loss)	—	(253,086)
Total Distributable Earnings/ (Accumulated Losses)	$144,847	$(369,545)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The

12

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no post-October losses or late year losses.
At December 31, 2025, the Funds had the following capital loss carryforwards:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
AlphaDroid Broad Markets Momentum ETF	$—	$ —	$ —
AlphaDroid Defensive Sector Rotation ETF	253,086	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and net operating losses. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
AlphaDroid Broad Markets Momentum ETF	$(41,597)	$41,597
AlphaDroid Defensive Sector Rotation ETF	(15,221)	15,221

6. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
AlphaDroid Broad Markets Momentum ETF	$41,597	$—
AlphaDroid Defensive Sector Rotation ETF	23,745	(3,634)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
AlphaDroid Broad Markets Momentum ETF	$1,293,071	$1,288,395	$7,671,288	$788,075
AlphaDroid Defensive Sector Rotation ETF	8,465,910	8,499,598	15,634,404	2,393,308

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement

13

ALPHADROID ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

ALPHADROID ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of AlphaDroid ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AlphaDroid Broad Markets Momentum ETF and AlphaDroid Defensive Sector Rotation ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AlphaDroid Broad Markets Momentum ETF and AlphaDroid Defensive Sector Rotation ETF	For the period from October 15, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Teucrium Investment Advisors LLC since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

15

ALPHADROID ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
December 31, 2025 (Unaudited)
AlphaDroid Broad Markets Momentum ETF
AlphaDroid Defensive Sector Rotation ETF
At meetings held on August 26, 2025 (the “August Meeting”) and September 8-9, 2025 (the “September Meeting” and together with the August Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the AlphaDroid Broad Markets Momentum ETF and AlphaDroid Defensive Sector Rotation ETF (each a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser. The Board also considered certain materials provided by the Adviser to the Board at its March 4, 2025 meeting.
In addition to the written materials provided to the Board in advance of the Meetings, during the September Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching each Fund, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of each Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for each Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.

16

ALPHADROID ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
Fund Expenses and Performance. Because each Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared each Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
AlphaDroid Broad Markets Momentum ETF: The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
AlphaDroid Defensive Sector Rotation ETF: The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning each Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of each Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

17

ALPHADROID ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Consideration of Approval of Investment Advisory Agreement.

18

Teucrium ETFs
TEUCRIUM 2X DAILY CORN ETF (CXRN)
TEUCRIUM 2X DAILY WHEAT ETF (WXET)
TEUCRIUM 2X LONG DAILY XRP ETF (XXRP)
TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF (TILL)
Annual Financial Statements and Additional Information
December 31, 2025

TEUCRIUM 2X DAILY CORN ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 85.5%(a)	658,654
Other Assets in Excess of Liabilities - 14.5%	111,689
TOTAL NET ASSETS - 100.0%	$770,343

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CBT Corn No. 2 Yellow Futures(a)	69	03/13/2026	$1,518,863	$(28,839)
Net Unrealized Appreciation (Depreciation)				$(28,839)

(a)	All of this security is held by CXRN Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(28,839)	$—	$—	$(28,839)
Total Other Financial Instruments	$(28,839)	$—	$—	$(28,839)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

TEUCRIUM 2X DAILY WHEAT ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 80.0%(a)	470,859
Other Assets in Excess of Liabilities - 20.0%	117,824
TOTAL NET ASSETS - 100.0%	$588,683

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CBT Wheat Futures(a)	46	03/13/2026	$1,166,100	$(100,534)
Net Unrealized Appreciation (Depreciation)				$(100,534)

(a)	All of this security is held by WXET Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(100,534)	$—	$—	$(100,534)
Total Other Financial Instruments	$(100,534)	$—	$—	$(100,534)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

TEUCRIUM 2X LONG DAILY XRP ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 19.5%(a)	35,143,402
Other Assets in Excess of Liabilities - 80.5%	144,795,187
TOTAL NET ASSETS - 100.0%	$179,938,589

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CME XRP Futures(a)	1,718	01/30/2026	$157,970,100	$(5,326,091)
CDE XRPL Futures(a)	10,923	01/30/2026	201,791,502	(5,297,827)
Net Unrealized Appreciation (Depreciation)				$(10,623,918)

(a)	All of this security is held by XXRP Cayman.
CONSOLIDATED SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
December 31, 2025

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.13%	12/29/2025	01/05/2026	$889,485,715	$888,772,500
				$889,485,715	$888,772,500

(a)
In connection with reverse repurchase agreements, the Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities. At December 31, 2025, the value of Treasury bills sold that remain subject to the reverse repurchase arrangements totaled $898,499,750 and is included in receivable for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(888,772,500)	$—	$(888,772,500)
Futures Contracts*	(10,623,918)	—	—	(10,623,918)
Total Other Financial Instruments	$(10,623,918)	$(888,772,500)	$—	$(899,396,418)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 95.7%(a)	2,594,554
Other Assets in Excess of Liabilities - 4.3%	117,918
TOTAL NET ASSETS - 100.0%	$2,712,472

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
December 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CBT Corn No. 2 Yellow Futures(a)	30	12/14/2026	$690,750	$4,090
CBT Soybean Futures(a)	13	11/13/2026	691,925	(2,521)
ICE Sugar #11 Futures(a)	41	06/30/2026	675,483	(47,673)
CBT Wheat Futures(a)	25	07/14/2026	664,063	(66,225)
Net Unrealized Appreciation (Depreciation)				$(112,329)

(a)	All of this security is held by TILL Cayman.

	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments:
Futures Contracts*	$4,090	$—	$—	$4,090
Total Other Financial Instruments	$4,090	$—	$—	$4,090
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(116,419)	$—	$—	$(116,419)
Total Other Financial Instruments	$(116,419)	$—	$—	$(116,419)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF	Teucrium Agricultural Strategy No K-1 ETF
ASSETS:
Cash - money market deposit account	$658,654	$470,859	$35,143,402	$2,594,554
Deposit at broker for future contracts	111,004	125,235	137,565,182	114,855
Interest receivable	2,185	1,723	211,438	13,509
Receivable for investments sold(a)	—	—	898,499,750	—
Margin account receivable - futures	—	—	9,292,089	—
Total assets	771,843	597,817	1,080,711,861	2,722,918
LIABILITIES:
Payable for variation margin on futures contracts, net	863	8,625	7,436,019	6,851
Payable to Adviser	637	509	345,525	3,595
Reverse repurchase agreements	—	—	888,772,500	—
Payable for capital shares redeemed	—	—	4,015,452	—
Interest payable	—	—	203,776	—
Total liabilities	1,500	9,134	900,773,272	10,446
NET ASSETS	$ 770,343	$588,683	$179,938,589	$2,712,472
Net Assets Consists of:
Paid-in capital	$770,341	$588,670	$184,962,722	$2,712,472
Total distributable earnings (accumulated losses)	2	13	(5,024,133)	—
Total net assets	$ 770,343	$588,683	$179,938,589	$2,712,472
Net assets	$770,343	$588,683	$179,938,589	$2,712,472
Shares issued and outstanding(b)	40,000	40,000	18,820,000	162,500
Net asset value per share	$19.26	$14.72	$9.56	$16.69

(a)	The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
(b)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

5

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF(a)	Teucrium Agricultural Strategy No K-1 ETF
INVESTMENT INCOME:
Interest income	$46,031	$39,328	$3,737,905	$177,447
Total investment income	46,031	39,328	3,737,905	177,447
EXPENSES:
Investment advisory fee	20,592	18,872	6,252,060	69,622
Interest expense	—	—	1,596,142	—
Total expenses	20,592	18,872	7,848,202	69,622
Expense reimbursement by Adviser	(9,149)	(8,839)	(2,811,145)	(29,846)
Net expenses	11,443	10,033	5,037,057	39,776
Net investment income/(loss)	34,588	29,295	(1,299,152)	137,671
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(4,349)	—
Futures contracts	(155,152)	(427,017)	(415,630,126)	(517,171)
Swap contracts	—	—	14,099,923	—
Net realized loss	(155,152)	(427,017)	(401,534,552)	(517,171)
Net change in unrealized appreciation (depreciation) on:
Future contracts	(163,998)	(55,210)	(10,623,918)	104,329
Net change in unrealized appreciation (depreciation)	(163,998)	(55,210)	(10,623,918)	104,329
Net realized and unrealized loss	(319,150)	(482,226)	(412,158,470)	(412,842)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (284,562)	$(452,932)	$(413,457,622)	$(275,171)

(a)	The Fund commenced operations on April 8, 2025.
The accompanying notes are an integral part of these financial statements.

6

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Teucrium 2x Daily Corn ETF		Teucrium 2x Daily Wheat ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income	$34,588	$3,120	$29,295	$2,755
Net realized loss	(155,152)	(574)	(427,017)	(7,717)
Net change in unrealized appreciation (depreciation)	(163,998)	135,159	(55,210)	(45,324)
Net increase (decrease) in net assets from operations	(284,562)	137,705	(452,932)	(50,286)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(32,634)	(2,818)	(26,714)	(2,569)
Total distributions to shareholders	(32,634)	(2,818)	(26,714)	(2,569)
CAPITAL TRANSACTIONS:
Creations	—	2,000,000	—	2,000,000
Redemptions	(1,047,348)	—	(878,816)	—
Net increase (decrease) in net assets from capital transactions	(1,047,348)	2,000,000	(878,816)	2,000,000
Net increase (decrease) in net assets	(1,364,544)	2,134,887	(1,358,462)	1,947,145
NET ASSETS:
Beginning of the period	2,134,887	—	1,947,145	—
End of the period	$770,343	$2,134,887	$588,683	$1,947,145
SHARES TRANSACTIONS
Creations	—	80,000	—	80,000
Redemptions	(40,000)	—	(40,000)	—
Total increase (decrease) in shares outstanding	(40,000)	80,000	(40,000)	80,000

(a)	The Fund commenced operations on December 12, 2024.
The accompanying notes are an integral part of these financial statements.

7

TEUCRIUM ETFs
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Teucrium 2x Long Daily XRP ETF	Teucrium Agricultural Strategy No K-1 ETF
	Period Ended December 31, 2025(a)	Year Ended December 31, 2025	Period Ended December 31, 2024(b)	Year Ended April 30, 2024
OPERATIONS:
Net investment income (loss)	$(1,299,152)	$137,671	$74,696	$447,133
Net realized loss	(401,534,552)	(517,171)	(383,312)	(3,955,016)
Net change in unrealized appreciation (depreciation)	(10,623,918)	104,329	35,240	2,341,153
Net decrease in net assets from operations	(413,457,622)	(275,171)	(273,376)	(1,166,730)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(11,670,657)	(134,500)	(106,673)	(1,421,046)
Total distributions to shareholders	(11,670,657)	(134,500)	(106,673)	(1,421,046)
CAPITAL TRANSACTIONS:
Creations	644,755,593	2,972,126	2,173,671	—
Redemptions	(39,688,725)	(4,032,837)	—	(81,140,809)
Net increase (decrease) in net assets from capital transactions	605,066,868	(1,060,711)	2,173,671	(81,140,809)
Net increase (decrease) in net assets	179,938,589	(1,470,382)	1,793,622	(83,728,585)
NET ASSETS:
Beginning of the period	—	4,182,854	2,389,232	86,117,817
End of the period	$179,938,589	$2,712,472	$ 4,182,854	$2,389,232
SHARES TRANSACTIONS
Creations	20,580,000	162,500	112,500	—
Redemptions	(1,760,000)	(225,000)	—	(2,362,500)
Total increase (decrease) in shares outstanding	18,820,000	(62,500)	112,500	(2,362,500)

(a)	The Fund commenced operations on April 8, 2025.
(b)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
The accompanying notes are an integral part of these financial statements.

8

TEUCRIUM 2X DAILY CORN ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.69	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.68	0.04
Net realized and unrealized gain (loss) on investments(c)	(7.47)	1.69
Total from investment operations	(6.79)	1.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.04)
Total distributions	(0.64)	(0.04)
Net asset value, end of period	$19.26	$26.69
Total return(d)	−25.78%	6.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$770	$2,135
Ratio of expenses to average net assets:
Before expense reimbursement(e)	1.71%	1.70%
After expense reimbursement(e)	0.95%	0.95%
Ratio of net investment income to average net assets(e)	2.87%	3.13%
Portfolio turnover rate(d)	0%	0%

(a)	The Fund commenced operations on December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

TEUCRIUM 2X DAILY WHEAT ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.34	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.04
Net realized and unrealized loss on investments(c)	(9.68)	(0.67)
Total from investment operations	(9.10)	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.03)
Total distributions	(0.52)	(0.03)
Net asset value, end of period	$14.72	$24.34
Total return(d)	−37.91%	−2.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$589	$1,947
Ratio of expenses to average net assets:
Before expense reimbursement(e)	1.79%	1.77%
After expense reimbursement(e)	0.95%	0.95%
Ratio of net investment income to average net assets(e)	2.77%	2.97%
Portfolio turnover rate(d)	0%	0%

(a)	The Fund commenced operations on December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

TEUCRIUM 2X LONG DAILY XRP ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)
Net realized and unrealized loss on investments(c)	(14.69)
Total from investment operations	(14.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)
Net realized gains	(0.38)
Total distributions	(0.61)
Net asset value, end of period	$9.56
Total return(d)	−59.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$179,939
Ratio of expenses to average net assets:
Before expense reimbursement(e)	4.31%
After expense reimbursement(e)	2.77%
Ratio of interest expense to average net assets(e)	0.88%
Ratio of operational expenses to average net assets excluding interest(e)	1.89%
Ratio of net investment loss to average net assets(e)	(0.71)%
Portfolio turnover rate(d)	0%

(a)	The Fund commenced operations on April 8, 2025.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Period Ended April 30, 2023(b)
PER SHARE DATA:
Net asset value, beginning of period	$18.59	$21.24	$34.80	$40.00
INVESTMENT OPERATIONS:
Net investment income(c)	0.56	0.52	1.31	0.85
Net realized and unrealized loss on investments(d)	(1.63)	(2.70)	(3.50)	(5.79)
Total from investment operations	(1.07)	(2.18)	(2.19)	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.47)	(11.37)	(0.26)
Total distributions	(0.83)	(0.47)	(11.37)	(0.26)
Net asset value, end of period	$16.69	$18.59	$21.24	$34.80
Total return(e)	−5.83%	−10.19%	−7.50%	−12.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,712	$4,183	$2,389	$86,118
Ratio of expenses to average net assets:
Before expense reimbursement(f)	1.56%	1.56%	1.58%	1.58%
After expense reimbursement(f)	0.89%	0.89%	0.89%	0.94%
Ratio of net investment income to average net assets(f)	3.08%	3.91%	3.99%	2.56%
Portfolio turnover rate(e)	0%	0%	0%	0%

(a)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
(b)	The Fund commenced operations on May 16, 2022.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
The Funds are diversified and non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of December 31, 2025, Teucrium Investment Advisers, LLC (the “Adviser”) manages thirteen active series, four of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Teucrium ETFs”).

Fund Name	Ticker	Commencement of Operations
Teucrium 2x Daily Corn ETF	CXRN	December 12, 2024
Teucrium 2x Daily Wheat ETF	WXET	December 12, 2024
Teucrium 2x Long Daily XRP ETF	XXRP	April 8, 2025
Teucrium Agricultural Strategy No K-1 ETF	TILL	May 16, 2022

Each Fund is an actively managed exchanged-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
Teucrium 2x Daily Corn ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the price of corn for future delivery for a single day, not for any other period.
Teucrium 2x Daily Wheat ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the price of wheat for future delivery for a single day, not for any other period.
Teucrium 2x Long Daily XRP ETF	Seeking daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP for a single day, not for any other period.
Teucrium Agricultural Strategy No K-1 ETF	Seeking to achieve capital appreciation by investing primarily in agricultural commodities futures contracts.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. The following Funds expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). All inter-company accounts and transactions have been eliminated.

13

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

Fund Name	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Total Assets
Teucrium 2x Daily Corn ETF	CXRN Cayman	$111,063	14%
Teucrium 2x Daily Wheat ETF	WXET Cayman	$125,341	21%
Teucrium 2x Long Daily XRP ETF	XXRP Cayman	$137,634,571	13%
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	$115,150	4%

The Funds’ Investment Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Schedule of Reverse Repurchase Agreements, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

14

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
Cash and money market deposit accounts may be swept into various money market overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, including reverse repurchase agreements, unless the Adviser determines in good faith that such method does not represent fair value.
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
Swap contracts will be valued based on prices supplied by an independent pricing service using techniques that include the value of the underlying benchmark that the agreement is tracking. If there is no current market price available, then the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

15

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
Investment Income. Interest income is accrued daily. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal period. At December 31, 2025, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. DERIVATIVE INSTRUMENTS
Swap Agreements. XXRP ETF may enter into one or more swap agreements in order to achieve its investment objectives.
A swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount

16

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the fund.
As of December 31, 2025, the Fund did not have any open swap agreeements.
Futures Contracts. The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities to gain exposure to, or manage exposure to commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
At December 31, 2025, the Funds held cash in connection with certain derivative securities and is reflected as deposit at broker for future contracts on the Consolidated Statements of Assets and Liabilities. At December 31, 2025, the Funds pledged the following amounts as collateral:

Fund Name	Counterparty	Deposits at Brokers
Teucrium 2x Daily Corn ETF	Marex Capital Markets, Inc.	$111,004
Teucrium 2x Daily Wheat ETF	Marex Capital Markets, Inc.	$125,235
Teucrium 2x Long Daily XRP ETF	ADM Investor Services, Inc.	$33,256,766
	Wedbush Securities, Inc.	$45,361,110
	Marex Capital Markets, Inc.	$8,091,600
	StoneX Financial, Inc.	$19,945,794
	Ripple Prime	$30,909,912
Teucrium Agricultural Strategy No K-1 ETF	StoneX Financial, Inc.	$114,855

17

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
The average monthly notional amount of futures and swap contracts during the fiscal period ended December 31, 2025, was:

Fund Name	Long Commodity Risk Futures Contracts	Long Commodity Risk Swap Contracts
Teucrium 2x Daily Corn ETF	$1,547,128	$—
Teucrium 2x Daily Wheat ETF	$1,344,860	$—
Teucrium 2x Long Daily XRP ETF	$490,145,311	$12,949,360
Teucrium Agricultural Strategy No K-1 ETF	$3,733,345	$—

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of December 31, 2025:

Fund Name	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium 2x Daily Corn ETF	Payable for variation margin on commodity risk futures contracts, net	$ —	$863
Teucrium 2x Daily Wheat ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$8,625
Teucrium 2x Long Daily XRP ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$7,436,019
Teucrium Agricultural Strategy No K-1 ETF	Payable for variation margin on commodity risk futures contracts, net	$—	$6,851

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the fiscal period ended December 31, 2025:

Fund Name		Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Teucrium 2x Daily Corn ETF	Commodity risk futures contracts	$(155,152)	$(163,998)
Teucrium 2x Daily Wheat ETF	Commodity risk futures contracts	$(427,017)	$(55,210)
Teucrium 2x Long Daily XRP ETF	Commodity risk futures contracts	$(415,630,126)	$(10,623,918)
	Commodity risk swap contracts	$14,099,923	$—
Teucrium Agricultural Strategy No K-1 ETF	Commodity risk futures contracts	$(517,171)	$104,329

4. REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest.
Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Consolidated Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will

18

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. At December 31, 2025, the Funds reverse repurchase agreements are reflected on the Consolidated Schedule of Reverse Repurchase Agreements.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater Than 90 Days	Total*
Teucrium 2x Long Daily XRP ETF	U.S. Treasury Bill	$ —	$888,772,500	$ —	$ —	$888,772,500

*	Gross amount of all reverse repurchase agreements is included in balance sheet offsetting information table.
Below is the gross and net information about instruments and transactions eligible for offset in the Consolidated Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
Teucrium 2x Long Daily XRP ETF

Counterparty	Investment Type	Gross Amounts of Recognized Assets/(Liabilities) Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets and Liabilities	Gross Amounts not Offset in the Consolidated Statements of Assets and Liabilities
					Financial Instruments	Collateral Posted*	Net Amount
Marex Capital Markets, Inc.	Reverse Repurchase Agreements	$(888,772,500)	$ —	$(888,772,500)	$ —	$888,772,500	$ —
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(888,772,500)	$—	$(888,772,500)	$—	$888,772,500	$—

*	Amounts do not reflect overcollateralization at the counterparty. The Fund pledged U.S. Treasury bills as collateral and subsequently sold such securities.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

19

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

Fund Name
Teucrium 2x Daily Corn ETF	1.49%
Teucrium 2x Daily Wheat ETF	1.49%
Teucrium 2x Long Daily XRP ETF	1.89%
Teucrium Agricultural Strategy No K-1 ETF	1.49%

Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives in an amount equal to the management fee paid by each Subsidiary for the Funds listed below. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser contractually agreed to waive 0.54% of its management fee of the Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF and 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waivers will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the fiscal year ended December 31, 2025:

Fund Name
Teucrium 2x Daily Corn ETF	$9,149
Teucrium 2x Daily Wheat ETF	8,839
Teucrium Agricultural Strategy No K-1 ETF	29,846

The Adviser contractually agreed to waive the unitary management fee it receives in an amount equal to the management fee paid by the Subsidiary for the Fund listed below. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and thereafter from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the fiscal period ended December 31, 2025:

Subsidiary Name
XXRP Cayman	$2,811,145

Distribution Agreement and 12b-1 Plan. PINE Adviser Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.

20

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
6. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
7. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Teucrium 2x Daily Corn ETF	$32,634	$—	$—
Teucrium 2x Daily Wheat ETF	26,714	—	—
Teucrium 2x Long Daily XRP ETF	11,670,657	—	—
Teucrium Agricultural Strategy No K-1 ETF	134,500	—	—

21

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Teucrium 2x Daily Corn ETF	$2,818	$—	$—
Teucrium 2x Daily Wheat ETF	2,569	—	—
Teucrium Agricultural Strategy No K-1 ETF	106,673	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	CXRN	WXET	XXRP	TILL
Federal Tax Cost of Investments	$—	$—	$—	$—
Gross Tax Unrealized Appreciation	$—	$—	$—	$—
Gross Tax Unrealized Depreciation	—	—	—	—
Net Tax Unrealized Appreciation	—	—	—	—
Undistributed Ordinary Income	2	13	273,694	—
Other Accumulated Gain (Loss)	—	—	(5,297,827)	—
Total Distributable Earnings/(Accumulated Losses)	$2	$13	$(5,024,133)	$—

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the mark to market of Section 1256 futures contracts.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no late-year ordinary losses, no post-October losses and no carryforward losses.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to adjustments due to investments in a wholly owned subsidiary. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Consolidated Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Teucrium 2x Daily Corn ETF	$181,856	$(181,856)
Teucrium 2x Daily Wheat ETF	524,934	(524,934)
Teucrium 2x Long Daily XRP ETF	420,104,146	(420,104,146)
Teucrium Agricultural Strategy No K-1 ETF	430,102	(430,102)

8. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2025, the Funds did not realize net capital gains or losses resulting from in-kind redemptions.
During the fiscal period ended December 31, 2025, there were no purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind.

22

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
9. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
Investments linked to crypto currency can be highly volatile compared to investments in traditional securities and the Funds may experience sudden and large losses. The markets for crypto currency and crypto currency-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for crypto currencies.
There is no guarantee that Teucrium 2x Daily Corn ETF, Teucrium 2x Daily Wheat ETF and Teucrium 2x Daily XRP ETF will achieve a high degree of correlation to the price performance of their reference commodities, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the

23

TEUCRIUM ETFs
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”
10. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On January 27, 2026, the following Funds paid a distribution to shareholders of record on January 26, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.0223	$892
Teucrium 2x Daily Wheat ETF	0.0160	640

On February 26, 2026, the following Funds paid a distribution to shareholders of record on February 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.0323	$1,292
Teucrium 2x Daily Wheat ETF	0.0175	1,400
Teucrium 2x Long Daily XRP ETF	0.01109	273,812

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

24

TEUCRIUM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Teucrium ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, futures contracts, and reverse repurchase agreements (as applicable), of Teucrium 2x Daily Corn ETF, Teucrium 2x Daily Wheat ETF, Teucrium 2x Long Daily XRP ETF, and Teucrium Agricultural Strategy No K-1 ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from December 12, 2024 (commencement of operations) through December 31, 2024
Teucrium 2x Long Daily XRP ETF	For the period from April 8, 2025 (commencement of operations) through December 31, 2025
Teucrium Agricultural Strategy No K-1 ETF	For the year ended December 31, 2025	For the year ended December 31, 2025, for the eight-month period ended December 31, 2024, and for the year ended April 30, 2024
For the year ended December 31, 2025, for the eight-month period ended December 31, 2024, the year ended April 30, 2024, and the period from May 16, 2022 (commencement of operations) through April 30, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

25

TEUCRIUM ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
December 31, 2025 (Unaudited)
Teucrium Agricultural Strategy No K-1 ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Teucrium Agricultural Strategy No K-1 ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of the Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes and compliance program. The representatives discussed the services provided to the Fund by the Adviser, as well as the Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to the Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to the Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Fund.

26

TEUCRIUM ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
Historical Performance. The Board next considered the Fund’s performance. The Board observed that information regarding the Fund’s past investment performance for periods ended December 31, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in the Fund’s Morningstar category (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided a comparison of the Fund’s performance compared with the funds in the Selected Peer Group.
The Board noted that, for the one-year and since inception periods ended December 31, 2024, the Fund underperformed its benchmark, the Bloomberg Commodity Index Total Return Index, and its broad-based benchmark, the S&P 500 Total Return. The Board further noted that, for the one-year period ended December 31, 2024, the Fund underperformed the average of its Peer Group and its Category Peer Group, as well as the funds within its Selected Peer Group. The Board considered the Adviser’s explanation that the Fund has unique exposures to certain commodities that differ from its peers and its benchmarks, and that those may not serve as apt comparisons.
Cost of Services Provided and Profitability. The Board reviewed the management fee for the Fund, including in comparison to the management fee of its Peer Group as provided in the Barrington Report and its Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers and, with the exception of the expenses noted above, paying the Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.
The Board noted that the management fee for the Fund was higher than the average and the median of the Peer Group and higher than the funds in its Selected Peer Group.
The Board noted the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee, including among other things, the uniqueness of this product, and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented. The Board also noted that the Adviser has contractually agreed to reduce the Fund’s management fee from 1.49% to 0.89% of the Fund’s average daily net assets until at least April 30, 2026.
Economies of Scale. The Board noted that it is not yet evident that the Fund has reached the size at which it has begun to realize economies of scale. The Board also determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Fund grows and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of the Fund and its shareholders.

27

TEUCRIUM ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See Consideration of Approval of Investment Advisory Agreement.

28

YIELDS FOR YOU ETFs
Relative Strength Managed Volatility Strategy ETF (RSMV)
Yields for You Income Strategy A ETF (YFYA)
Annual Financial Statements and Additional Information
December 31, 2025

Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 85.9%
Consumer Discretionary Products - 4.0%
Tesla, Inc.(a)	3,260	$1,466,087
Financial Services - 4.4%
Morgan Stanley	9,144	1,623,334
Health Care - 21.6%
Eli Lilly & Co.	1,487	1,598,049
Intuitive Surgical, Inc.(a)	2,817	1,595,436
Johnson & Johnson	7,558	1,564,128
Merck & Co., Inc.	15,640	1,646,267
Thermo Fisher Scientific, Inc.	2,812	1,629,413
		8,033,293
Industrial Products - 4.3%
Caterpillar, Inc.	2,790	1,598,307
Materials - 4.3%
Linde PLC	3,758	1,602,374
Media - 8.8%
Alphabet, Inc. - Class A	5,230	1,636,990
Alphabet, Inc. - Class C	5,209	1,634,584
		3,271,574
Retail & Wholesale - Staples - 4.1%
Walmart, Inc.	13,777	1,534,896
Software & Technology Services - 8.4%
International Business Machines Corp.	5,269	1,560,730
ServiceNow, Inc.(a)	10,304	1,578,470
		3,139,200
Technology Hardware & Semiconductors - 17.5%
Advanced Micro Devices, Inc.(a)	7,855	1,682,227
Apple, Inc.	5,836	1,586,575
Broadcom, Inc.	4,823	1,669,240
Cisco Systems, Inc.	20,479	1,577,498
		6,515,540
Telecommunications - 4.3%
AT&T, Inc.	64,884	1,611,719
Utilities - 4.2%
NextEra Energy, Inc.	19,530	1,567,868
TOTAL COMMON STOCKS (Cost $30,871,265)		31,964,192

	Shares	Value
EXCHANGE TRADED FUNDS - 13.9%
iShares Core U.S. Aggregate Bond ETF	23,836	$2,380,740
State Street SPDR Portfolio Short Term Treasury ETF	94,907	2,778,877
TOTAL EXCHANGE TRADED FUNDS (Cost $5,166,924)		5,159,617
TOTAL INVESTMENTS - 99.8% (Cost $36,038,189)		$37,123,809
Money Market Deposit Account - 0.3%(b)		99,344
Liabilities in Excess of Other Assets - (0.0)%(c)		(8,628)
TOTAL NET ASSETS - 100.0%		$37,214,525

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

(c)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,964,192	$—	$—	$31,964,192
Exchange Traded Funds	5,159,617	—	—	5,159,617
Total Investments	$37,123,809	$—	$—	$37,123,809

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

1

Yields for You Income Strategy A ETF
Schedule of Investments
December 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 98.9%
AAM Low Duration Preferred and Income Securities ETF	293,586	$5,744,010
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	16,004	791,718
JPMorgan Equity Premium Income ETF	23,905	1,368,322
JPMorgan Nasdaq Equity Premium Income ETF	25,424	1,477,643
State Street SPDR Bloomberg 1-3 Month T-Bill ETF(a)	102,158	9,335,198
Touchstone Ultra Short Income ETF(a)	317,373	8,040,645
TOTAL EXCHANGE TRADED FUNDS (Cost $26,919,991)		26,757,536
TOTAL INVESTMENTS - 98.9% (Cost $26,919,991)		$26,757,536
Money Market Deposit Account - 1.0%(b)		277,284
Other Assets in Excess of Liabilities - 0.1%		33,548
TOTAL NET ASSETS - 100.0%		$27,068,368

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$26,757,536	$—	$—	$26,757,536
Total Investments	$26,757,536	$—	$—	$26,757,536

The accompanying notes are an integral part of these financial statements.

2

Yields for You ETFs
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	Relative Strength Managed Volatility Strategy ETF	Yields for You Income Strategy A ETF
ASSETS:
Investments, at value	$37,123,809	$26,757,536
Cash - money market deposit account	99,344	277,284
Dividends receivable	22,768	58,762
Interest receivable	422	714
Receivable for investments sold	—	146,863
Total assets	37,246,343	27,241,159
LIABILITIES:
Payable to Adviser	31,818	24,063
Payable for capital redemptions	—	148,728
Total liabilities	31,818	172,791
NET ASSETS	$ 37,214,525	$27,068,368
Net Assets Consists of:
Paid-in capital	$43,137,294	$27,198,328
Total accumulated losses	(5,922,769)	(129,960)
Total net assets	$ 37,214,525	$27,068,368
Net assets	$37,214,525	$27,068,368
Shares issued and outstanding(a)	1,360,000	2,730,000
Net asset value per share	$27.36	$9.92
Cost:
Investments, at cost	$36,038,189	$26,919,991

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

3

Yields for You ETFs
Statements of Operations
For the Period Ended December 31, 2025

	Relative Strength Managed Volatility Strategy ETF(a)	Yields for You Income Strategy A ETF(b)
INVESTMENT INCOME:
Dividend income	$900,353	$1,238,956
Less: dividend withholding taxes	(1,808)	—
Interest income	14,460	6,480
Total investment income	913,005	1,245,436
EXPENSES:
Investment advisory fee	537,053	236,825
Total expenses	537,053	236,825
Net investment income	375,952	1,008,611
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	870,840	(42,214)
Distributions received from other investment companies	—	2,796
Net realized gain (loss)	870,840	(39,418)
Net change in unrealized appreciation (depreciation) on:
Investments	1,085,620	(162,455)
Net change in unrealized appreciation (depreciation)	1,085,620	(162,455)
Net realized and unrealized gain (loss)	1,956,460	(201,873)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,332,412	$806,738

(a)	The Fund commenced operations on January 13, 2025.
(b)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Yields for You ETFs
STATEMENTS OF CHANGES IN NET ASSETS
Period Ended December 31, 2025

	Relative Strength Managed Volatility Strategy ETF(a)	Yields for You Income Strategy A ETF(b)
OPERATIONS:
Net investment income	$375,952	$1,008,611
Net realized gain (loss)	870,840	(39,418)
Net change in unrealized appreciation (depreciation)	1,085,620	(162,455)
Net increase in net assets from operations	2,332,412	806,738
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(373,102)	(931,978)
Total distributions to shareholders	(373,102)	(931,978)
CAPITAL TRANSACTIONS:
Creations	246,595,311	46,874,418
Redemptions	(211,340,114)	(19,680,810)
ETF transaction fees (see Note 4)	18	—
Net increase in net assets from capital transactions	35,255,215	27,193,608
Net increase in net assets	37,214,525	27,068,368
NET ASSETS:
Beginning of the period	—	—
End of the period	$37,214,525	$27,068,368
SHARES TRANSACTIONS
Creations	9,610,000	4,710,000
Redemptions	(8,250,000)	(1,980,000)
Total increase in shares outstanding	1,360,000	2,730,000

(a)	The Fund commenced operations on January 13, 2025.
(b)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

Relative Strength Managed Volatility Strategy ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.16
Net realized and unrealized gain on investments(c)	2.49
Total from investment operations	2.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)
Total distributions	(0.27)
ETF transaction fees per share(b)	0.00(d)
Net asset value, end of period	$27.36
Total return(e)	10.63%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$37,215
Ratio of expenses to average net assets(g)	0.95%
Ratio of net investment income to average net assets(g)	0.67%
Portfolio turnover rate(e)(h)	591%

(a)	The Fund commenced operations on January 13, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Yields for You Income Strategy A ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$9.99
INVESTMENT OPERATIONS:
Net investment income(b)(h)	0.39
Net realized and unrealized loss on investments(c)	(0.10)
Total from investment operations	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)
Total distributions	(0.36)
Net asset value, end of period	$9.92
Total return(d)	2.97%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$27,068
Ratio of expenses to average net assets(f)	1.00%
Ratio of net investment income to average net assets(f)	4.26%
Portfolio turnover rate(d)(g)	12%

(a)	The Fund commenced operations on January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

Yields for You ETFs
Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
The Funds are each a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of December 31, 2025, Teucrium Investment Advisers, LLC (the “Adviser”) manages thirteen active series, two of which are covered in this report (each a “Fund,” and collectively, the “Funds” or “Yields for You ETFs”).

Fund Name	Ticker	Commencement of Operations
Relative Strength Managed Volatility Strategy ETF	RSMV	January 13, 2025
Yields for You Income Strategy A ETF	YFYA	January 30, 2025

Each Fund is an actively-managed exchanged-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund Name	Investment Objective
Relative Strength Managed Volatility Strategy ETF	Seeking capital appreciation by investing primarily in common stocks of U.S. growth companies.
Yields for You Income Strategy A ETF	Seeking total return (i.e. income and capital appreciation) consistent with the preservation of capital.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity's exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

8

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

9

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily. Dividend income and realized gain distributions are recognized on the ex-dividend date.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually. Yields for You Income Strategy A ETF generally distributes $0.05 per share each month from income received from its investments. The Funds generally distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal period. At December 31, 2025, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

10

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).

Fund Name	Management Fee
Relative Strength Managed Volatility Strategy ETF	0.95%
Yields for You Income Strategy A ETF	1.00%

Distribution Agreement and 12b-1 Plan. PINE Adviser Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the

11

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal period ended December 31, 2025, were as follows:

	Period Ended December 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Relative Strength Managed Volatility Strategy ETF	$373,102	$ —	$ —
Yields for You Income Strategy A ETF	931,978	—	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	RSMV	YFYA
Federal Tax Cost of Investments	$36,147,963	$26,923,100
Gross Tax Unrealized Appreciation	$1,376,334	$116,113
Gross Tax Unrealized Depreciation	(400,488)	(281,677)
Net Tax Unrealized Appreciation	975,846	(165,564)
Undistributed Ordinary Income	2,850	76,633
Other Accumulated Gain (Loss)	(6,901,465)	(41,029)
Total Distributable Earnings/(Accumulated Losses)	$(5,922,769)	$(129,960)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2025, the Funds’ fiscal year end, the Funds deferred no late-year ordinary losses and no post-October losses.

12

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
At December 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Relative Strength Managed Volatility Strategy ETF	$6,901,465	$ —	$ —
Yields for You Income Strategy A ETF	41,029	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Relative Strength Managed Volatility Strategy ETF	$(7,882,079)	$7,882,079
Yields for You Income Strategy A ETF	(4,720)	4,720

6. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Relative Strength Managed Volatility Strategy ETF	$12,778,161	$(1,306,283)
Yields for You Income Strategy A ETF	78,302	(71,054)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Relative Strength Managed Volatility Strategy ETF$	$344,488,398	$344,187,981	$244,473,243	$209,605,611
Yields for You Income Strategy A ETF	2,958,871	2,849,765	46,364,555	19,482,155

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.

13

Yields for You ETFs
Notes to Financial Statements
December 31, 2025(Continued)
8. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
On January 27, 2026, the following Fund paid a distribution to shareholders of record on January 26, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Yields For You Income Strategy A ETF	$0.05	$130,500

On February 26, 2026, the following Fund paid a distribution to shareholders of record on February 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Yields For You Income Strategy A ETF	$0.05	$138,000

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

14

Yields for You ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Yields for You ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Relative Strength Managed Volatility Strategy ETF, and Yields for You Income Strategy A ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Relative Strength Managed Volatility Strategy ETF	For the period from January 13, 2025 (commencement of operations) through December 31, 2025
Yields for You Income Strategy A ETF	For the period from January 30, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Teucrium Investment Advisors LLC since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

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Yields for You ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Reference the Board Consideration and Approval of Advisory Agreements disclosure as presented in the Semi-Annual Financial Statements and Additional Information as of June 30, 2025.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was:

Relative Strength Managed Volatility Strategy ETF	83.45%
Yields for You Income Strategy A ETF	25.02%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, was:

Relative Strength Managed Volatility Strategy ETF	100.00%
Yields for You Income Strategy A ETF	7.36%

16

GlacierShares Nasdaq Iceland ETF (GLCR)
Annual Financial Statements and Additional Information
December 31, 2025

GlacierShares Nasdaq Iceland ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Canada - 5.1%
Amaroq Ltd.(a)	27,825	$40,794
Faroe Islands - 4.7%
Bakkafrost P/F	737	37,738
Iceland - 61.0%(b)
Arion Banki HF(c)	58,731	94,656
Eik fasteignafelag HF	62,176	6,846
Eimskipafelag Islands HF	4,076	8,846
Embla Medical HF(a)	8,901	45,487
Festi HF	10,325	26,691
Hagar HF	26,442	24,684
Hampidjan HF	21,904	17,826
Heimar HF	68,217	20,247
Icelandair Group HF(a)	1,416,252	10,011
Islandsbanki HF	95,923	112,887
Kaldalon HF(a)	33,581	7,288
Kvika banki HF	198,561	29,150
Nova Klubburinn HF	137,389	4,735
Olgerdin Egill Skallagrims HF(a)	108,715	15,440
Reitir fasteignafelag HF	26,945	27,733
Siminn HF	81,764	9,524
Sjova-Almennar Tryggingar HF	26,130	9,069
Skagi HF	63,299	10,050
Skel fjarfestingafelag HF	42,252	5,630
		486,800
Luxembourg - 4.7%
Alvotech SA(a)	7,344	37,675
Norway - 11.1%
Aker BioMarine ASA(a)	105	1,028
Austevoll Seafood ASA	487	4,707
Grieg Seafood ASA(a)	279	2,153
Leroy Seafood Group ASA	1,533	7,713
Mowi ASA	1,507	36,335
Salmar ASA	586	35,874
Salmon Evolution ASA(a)	2,222	1,143
		88,953

	Shares	Value
Switzerland - 8.6%
Oculis Holding AG(a)	3,448	$68,856
United States - 4.3%
JBT Marel Corp.	225	33,901
TOTAL COMMON STOCKS (Cost $685,957)		794,717
TOTAL INVESTMENTS - 99.5% (Cost $685,957)		$794,717
Money Market Deposit Account - 0.5%(d)		3,945
Liabilities in Excess of Other Assets - (0.0)%(e)		(273)
TOTAL NET ASSETS - 100.0%		$798,389

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $94,656 or 11.9% of the Fund’s net assets.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.45%.

(e)	Represents less than (0.05)% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$794,717	$—	$—	$794,717
Total Investments	$794,717	$—	$—	$794,717

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

1

GlacierShares Nasdaq Iceland ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS:
Investments, at value	$794,717
Cash - money market deposit account	3,945
Dividend tax reclaims receivable	342
Interest receivable	17
Total assets	799,021
LIABILITIES:
Payable to Adviser	632
Total liabilities	632
NET ASSETS	$ 798,389
Net Assets Consists of:
Paid-in capital	$696,422
Total distributable earnings	101,967
Total net assets	$ 798,389
Net assets	$798,389
Shares issued and outstanding(a)	30,000
Net asset value per share	$26.61
Cost:
Investments, at cost	$685,957

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

2

GlacierShares Nasdaq Iceland ETF(a)
Statement of Operations
For the Period Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$9,682
Less: dividend withholding taxes	(1,860)
Interest income	497
Total investment income	8,319
EXPENSES:
Investment advisory fee	5,368
Total expenses	5,368
Net investment income	2,951
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,484)
Foreign currency translation	(498)
Net realized loss	(1,982)
Net change in unrealized appreciation (depreciation) on:
Investments	108,760
Foreign currency translation	1
Net change in unrealized appreciation (depreciation)	108,761
Net realized and unrealized gain	106,779
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 109,730

(a)	The Fund commenced operations on March 26, 2025.
The accompanying notes are an integral part of these financial statements.

3

GlacierShares Nasdaq Iceland ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income	$2,951
Net realized loss	(1,982)
Net change in unrealized appreciation (depreciation)	108,761
Net increase in net assets from operations	109,730
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,763)
Total distributions to shareholders	(7,763)
CAPITAL TRANSACTIONS:
Creations	696,422
Net increase in net assets from capital transactions	696,422
Net increase in net assets	798,389
NET ASSETS:
Beginning of the period	—
End of the period	$ 798,389
SHARES TRANSACTIONS
Creations	30,000
Total increase in shares outstanding	30,000

(a)	The Fund commenced operations on March 26, 2025.
The accompanying notes are an integral part of these financial statements.

4

GlacierShares Nasdaq Iceland ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.15
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain on investments(c)	1.62
Total from investment operations	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)
Net realized gains	(0.08)
Total distributions	(0.26)
Net asset value, end of period	$26.61
Total return(d)	6.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$798
Ratio of expenses to average net assets(e)	0.95%
Ratio of net investment income to average net assets(e)	0.52%
Portfolio turnover rate(d)(f)	20%

(a)	The Fund commenced operations on March 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
The GlacierShares Nasdaq Iceland ETF is a non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
As of December 31, 2025, Teucrium Investment Advisers, LLC (the “Adviser”) manages thirteen active series, one of which is covered in this report (the “Fund”).

Fund Name	Ticker	Commencement of Operations
GlacierShares Nasdaq Iceland ETF	GLCR	March 26, 2025

The Fund is a passively managed exchange-traded fund (“ETF”) seeking to track the total return performance, before fees and expenses, of the MarketVector™ Iceland Global Index; an index composed of equity securities of Icelandic companies and companies related to the Icelandic economy.
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Fund’s investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions;

6

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025(Continued)
trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
Other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedule of Investments for a summary of the valuations as of December 31, 2025, for the Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

7

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025(Continued)
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income. Interest income is accrued daily. Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from net investment income, if any, annually. The Fund generally distributes their net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal periods after they are filed. State and local tax returns may be subject to examination for an additional fiscal period depending on the jurisdiction. As of December 31, 2025, the Fund’s fiscal period end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2025, the Fund’s fiscal period end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Fund recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal period. At December 31, 2025, the Fund’s fiscal period end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdiction.
Indemnification. In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under

8

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025(Continued)
these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund and the Adviser, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate of 0.95% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (“Excluded Expenses”).
Distribution Agreement and 12b-1 Plan. PINE Adviser Solutions, (the “Distributor”), serves as the Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Administrator, Accountant, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the exchanges listed on the Nasdaq Stock Market, LLC. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by the Fund for each creation order is $1,000.

9

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025(Continued)
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agent do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal period ended December 31, 2025, were as follows:

Period Ended December 31, 2025
Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
$7,763	$ —	$ —

(1)	Ordinary income may include short-term capital gains.
At December 31, 2025, the Fund’s fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

GLCR
Federal Tax Cost of Investments	$689,000
Gross Tax Unrealized Appreciation	$143,290
Gross Tax Unrealized Depreciation	(37,572)
Net Tax Unrealized Appreciation	105,718
Undistributed Ordinary Income	—
Other Accumulated Gain (Loss)	(3,751)
Total Distributable Earnings/(Accumulated Losses)	$101,967

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

10

GlacierShares Nasdaq Iceland ETF
Notes to Financial Statements
December 31, 2025(Continued)
At December 31, 2025, the Funds had no carryforward losses. At December 31, 2025, the Fund’s fiscal year end, the Fund deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
GlacierShares Nasdaq Iceland ETF	$3,743	$8

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal period ended December 31, 2025, there were no reclassifications made for permanent tax differences on the Statement of Assets and Liabilities.
6. INVESTMENT TRANSACTIONS
During the fiscal period ended December 31, 2025, there were no realized gains and losses from in-kind redemptions. Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended December 31, 2025, were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$155,131	$139,165	$671,099	$—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
8. OPERATING SEGMENTS
Management has evaluated the impact of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2025, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

GlacierShares Nasdaq Iceland ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of GlacierShares Nasdaq Iceland ETF and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GlacierShares Nasdaq Iceland ETF (the “Fund”), a series of Listed Funds Trust, as of December 31, 2025, the related statement of operations, the statement of changes in net assets, the financial highlights and the related notes for the period from March 26, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Teucrium Investment Advisors LLC since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

12

GlacierShares Nasdaq Iceland ETF
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Reference the Board Consideration and Approval of Advisory Agreement disclosure as presented in the Semi-Annual Financial Statements and Additional Information as of June 30, 2025.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 89.79%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2025, was 0.98%.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/6/2026

* Print the name and title of each signing officer under his or her signature